UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Water Sustainability Fund Fidelity® Water Sustainability Fund : FLOWX

This semi-annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 46	0.87%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$146,199,701
Number of Holdings	43
Portfolio Turnover	19%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	57.8
Utilities	35.4
Materials	2.0
Information Technology	0.9
Energy	0.9
Consumer Discretionary	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 64.3
United Kingdom - 14.8
Brazil - 7.8
Switzerland - 6.7
Japan - 2.7
France - 1.9
Italy - 1.3
Korea (South) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Severn Trent PLC	7.0
United Utilities Group PLC	6.7
Essential Utilities Inc	6.0
Pentair PLC	5.9
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5.6
Watts Water Technologies Inc Class A	4.9
American Water Works Co Inc	4.9
Core & Main Inc Class A	4.8
Advanced Drainage Systems Inc	4.0
Geberit AG	3.6
53.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915125.101    6042-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity® Sustainable U.S. Equity Fund : FSEBX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 49	0.90%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.1
Consumer Discretionary	12.0
Health Care	11.9
Industrials	11.0
Financials	10.7
Communication Services	9.6
Consumer Staples	5.3
Materials	1.9
Real Estate	1.9
Energy	1.0
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Taiwan - 1.8
Canada - 1.0
Belgium - 0.8
United Kingdom - 0.8
France - 0.7
Italy - 0.7
Japan - 0.7
India - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Apple Inc	7.1
Microsoft Corp	6.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.8
Eli Lilly & Co	2.5
JPMorgan Chase & Co	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Micron Technology Inc	1.7
Mastercard Inc Class A	1.6
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915134.101    6391-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class Z : FSEWX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.75%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.1
Consumer Discretionary	12.0
Health Care	11.9
Industrials	11.0
Financials	10.7
Communication Services	9.6
Consumer Staples	5.3
Materials	1.9
Real Estate	1.9
Energy	1.0
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Taiwan - 1.8
Canada - 1.0
Belgium - 0.8
United Kingdom - 0.8
France - 0.7
Italy - 0.7
Japan - 0.7
India - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Apple Inc	7.1
Microsoft Corp	6.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.8
Eli Lilly & Co	2.5
JPMorgan Chase & Co	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Micron Technology Inc	1.7
Mastercard Inc Class A	1.6
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915139.101    6396-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class M : FSEPX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.40%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.1
Consumer Discretionary	12.0
Health Care	11.9
Industrials	11.0
Financials	10.7
Communication Services	9.6
Consumer Staples	5.3
Materials	1.9
Real Estate	1.9
Energy	1.0
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Taiwan - 1.8
Canada - 1.0
Belgium - 0.8
United Kingdom - 0.8
France - 0.7
Italy - 0.7
Japan - 0.7
India - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Apple Inc	7.1
Microsoft Corp	6.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.8
Eli Lilly & Co	2.5
JPMorgan Chase & Co	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Micron Technology Inc	1.7
Mastercard Inc Class A	1.6
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915137.101    6394-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class I : FSEQX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.90%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.1
Consumer Discretionary	12.0
Health Care	11.9
Industrials	11.0
Financials	10.7
Communication Services	9.6
Consumer Staples	5.3
Materials	1.9
Real Estate	1.9
Energy	1.0
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Taiwan - 1.8
Canada - 1.0
Belgium - 0.8
United Kingdom - 0.8
France - 0.7
Italy - 0.7
Japan - 0.7
India - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Apple Inc	7.1
Microsoft Corp	6.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.8
Eli Lilly & Co	2.5
JPMorgan Chase & Co	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Micron Technology Inc	1.7
Mastercard Inc Class A	1.6
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915138.101    6395-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class C : FSEOX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.90%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.1
Consumer Discretionary	12.0
Health Care	11.9
Industrials	11.0
Financials	10.7
Communication Services	9.6
Consumer Staples	5.3
Materials	1.9
Real Estate	1.9
Energy	1.0
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Taiwan - 1.8
Canada - 1.0
Belgium - 0.8
United Kingdom - 0.8
France - 0.7
Italy - 0.7
Japan - 0.7
India - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Apple Inc	7.1
Microsoft Corp	6.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.8
Eli Lilly & Co	2.5
JPMorgan Chase & Co	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Micron Technology Inc	1.7
Mastercard Inc Class A	1.6
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915136.101    6393-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class A : FSEKX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.15%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.1
Consumer Discretionary	12.0
Health Care	11.9
Industrials	11.0
Financials	10.7
Communication Services	9.6
Consumer Staples	5.3
Materials	1.9
Real Estate	1.9
Energy	1.0
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Taiwan - 1.8
Canada - 1.0
Belgium - 0.8
United Kingdom - 0.8
France - 0.7
Italy - 0.7
Japan - 0.7
India - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Apple Inc	7.1
Microsoft Corp	6.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.8
Eli Lilly & Co	2.5
JPMorgan Chase & Co	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Micron Technology Inc	1.7
Mastercard Inc Class A	1.6
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915135.101    6392-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® SAI Sustainable U.S. Equity Fund Fidelity® SAI Sustainable U.S. Equity Fund : FIDEX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 29	0.53%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$412,549,499
Number of Holdings	84
Portfolio Turnover	66%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.1
Consumer Discretionary	12.2
Health Care	12.2
Industrials	11.1
Financials	10.8
Communication Services	9.4
Consumer Staples	5.5
Materials	1.9
Real Estate	1.9
Energy	1.0
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Taiwan - 1.8
Canada - 1.0
Belgium - 0.9
United Kingdom - 0.9
France - 0.8
Italy - 0.7
Japan - 0.7
India - 0.6
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.9
Apple Inc	6.8
Microsoft Corp	5.9
Alphabet Inc Class A	5.4
Amazon.com Inc	4.9
Eli Lilly & Co	2.6
JPMorgan Chase & Co	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
Micron Technology Inc	1.6
Mastercard Inc Class A	1.6
40.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915142.101    6552-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® SAI Sustainable Sector Fund Fidelity® SAI Sustainable Sector Fund : FIDJX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 23	0.43%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$574,080,684
Number of Holdings	257
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.5
Financials	12.3
Consumer Discretionary	10.5
Health Care	9.8
Communication Services	9.0
Industrials	7.6
Consumer Staples	4.3
Energy	3.1
Utilities	2.0
Real Estate	1.9
Materials	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Domestic Equity Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 1.2
Canada - 1.0
Korea (South) - 0.7
Netherlands - 0.7
Spain - 0.3
France - 0.3
Greece - 0.3
Belgium - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	7.3
Microsoft Corp	6.9
Alphabet Inc Class A	6.0
Amazon.com Inc	4.2
Broadcom Inc	2.9
iShares ESG MSCI USA Leaders ETF	2.4
Tesla Inc	1.8
Mastercard Inc Class A	1.4
Exxon Mobil Corp	1.3
42.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915141.101    6551-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Climate Action Fund Fidelity® Climate Action Fund : FCAEX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 59	1.05%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.7
Industrials	18.0
Health Care	14.2
Consumer Discretionary	12.2
Financials	8.1
Communication Services	7.7
Materials	1.4
Energy	1.0
Consumer Staples	0.9
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.0
China - 3.1
Korea (South) - 1.3
United Kingdom - 1.3
Denmark - 1.1
France - 0.9
Germany - 0.8
Canada - 0.6
Italy - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.7
NVIDIA Corp	6.1
Apple Inc	5.8
Microsoft Corp	5.2
Tesla Inc	3.6
First Solar Inc	2.5
Morgan Stanley	2.4
Gilead Sciences Inc	1.8
Lowe's Cos Inc	1.7
Amazon.com Inc	1.7
38.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915128.101    6385-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class Z : FCLZX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 51	0.91%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.7
Industrials	18.0
Health Care	14.2
Consumer Discretionary	12.2
Financials	8.1
Communication Services	7.7
Materials	1.4
Energy	1.0
Consumer Staples	0.9
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.0
China - 3.1
Korea (South) - 1.3
United Kingdom - 1.3
Denmark - 1.1
France - 0.9
Germany - 0.8
Canada - 0.6
Italy - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.7
NVIDIA Corp	6.1
Apple Inc	5.8
Microsoft Corp	5.2
Tesla Inc	3.6
First Solar Inc	2.5
Morgan Stanley	2.4
Gilead Sciences Inc	1.8
Lowe's Cos Inc	1.7
Amazon.com Inc	1.7
38.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915133.101    6390-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class M : FCAOX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 86	1.55%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.7
Industrials	18.0
Health Care	14.2
Consumer Discretionary	12.2
Financials	8.1
Communication Services	7.7
Materials	1.4
Energy	1.0
Consumer Staples	0.9
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.0
China - 3.1
Korea (South) - 1.3
United Kingdom - 1.3
Denmark - 1.1
France - 0.9
Germany - 0.8
Canada - 0.6
Italy - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.7
NVIDIA Corp	6.1
Apple Inc	5.8
Microsoft Corp	5.2
Tesla Inc	3.6
First Solar Inc	2.5
Morgan Stanley	2.4
Gilead Sciences Inc	1.8
Lowe's Cos Inc	1.7
Amazon.com Inc	1.7
38.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915131.101    6388-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class I : FCAUX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 58	1.05%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.7
Industrials	18.0
Health Care	14.2
Consumer Discretionary	12.2
Financials	8.1
Communication Services	7.7
Materials	1.4
Energy	1.0
Consumer Staples	0.9
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.0
China - 3.1
Korea (South) - 1.3
United Kingdom - 1.3
Denmark - 1.1
France - 0.9
Germany - 0.8
Canada - 0.6
Italy - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.7
NVIDIA Corp	6.1
Apple Inc	5.8
Microsoft Corp	5.2
Tesla Inc	3.6
First Solar Inc	2.5
Morgan Stanley	2.4
Gilead Sciences Inc	1.8
Lowe's Cos Inc	1.7
Amazon.com Inc	1.7
38.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915132.101    6389-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class C : FCALX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	2.05%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.7
Industrials	18.0
Health Care	14.2
Consumer Discretionary	12.2
Financials	8.1
Communication Services	7.7
Materials	1.4
Energy	1.0
Consumer Staples	0.9
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.0
China - 3.1
Korea (South) - 1.3
United Kingdom - 1.3
Denmark - 1.1
France - 0.9
Germany - 0.8
Canada - 0.6
Italy - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.7
NVIDIA Corp	6.1
Apple Inc	5.8
Microsoft Corp	5.2
Tesla Inc	3.6
First Solar Inc	2.5
Morgan Stanley	2.4
Gilead Sciences Inc	1.8
Lowe's Cos Inc	1.7
Amazon.com Inc	1.7
38.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915130.101    6387-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class A : FCAJX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	1.30%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.7
Industrials	18.0
Health Care	14.2
Consumer Discretionary	12.2
Financials	8.1
Communication Services	7.7
Materials	1.4
Energy	1.0
Consumer Staples	0.9
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Preferred Securities - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.0
China - 3.1
Korea (South) - 1.3
United Kingdom - 1.3
Denmark - 1.1
France - 0.9
Germany - 0.8
Canada - 0.6
Italy - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.7
NVIDIA Corp	6.1
Apple Inc	5.8
Microsoft Corp	5.2
Tesla Inc	3.6
First Solar Inc	2.5
Morgan Stanley	2.4
Gilead Sciences Inc	1.8
Lowe's Cos Inc	1.7
Amazon.com Inc	1.7
38.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915129.101    6386-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Agricultural Productivity Fund Fidelity® Agricultural Productivity Fund : FARMX

This semi-annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 47	0.95%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$36,210,873
Number of Holdings	24
Portfolio Turnover	30%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Materials	35.9
Consumer Staples	33.5
Industrials	30.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.3
Canada - 9.4
United Kingdom - 4.9
Hong Kong - 3.4
Faroe Islands - 2.7
Saudi Arabia - 2.4
Japan - 1.5
Indonesia - 1.4

TOP HOLDINGS (% of Fund's net assets)
Deere & Co	22.8
Corteva Inc	17.3
Nutrien Ltd	9.4
Cranswick PLC	4.9
Archer-Daniels-Midland Co	4.9
Bunge Global SA	4.8
Mosaic Co/The	3.6
WH Group Ltd	3.4
CF Industries Holdings Inc	2.9
Toro Co/The	2.9
76.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915124.101    6041-TSRS-0126

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Agricultural Productivity Fund
Fidelity® Water Sustainability Fund

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Agricultural Productivity Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 9.4%
Materials - 9.4%
Chemicals - 9.4%
Nutrien Ltd	58,593	3,408,788
FAROE ISLANDS - 2.7%
Consumer Staples - 2.7%
Food Products - 2.7%
Bakkafrost	21,035	966,295
HONG KONG - 3.4%
Consumer Staples - 3.4%
Food Products - 3.4%
WH Group Ltd (a)(b)	1,183,596	1,237,465
INDONESIA - 1.4%
Consumer Staples - 1.4%
Food Products - 1.4%
First Resources Ltd	320,911	512,626
JAPAN - 1.5%
Consumer Staples - 1.5%
Food Products - 1.5%
Sakata Seed Corp	20,228	538,058
SAUDI ARABIA - 2.4%
Materials - 2.4%
Chemicals - 2.4%
SABIC Agri-Nutrients Co	28,025	870,307
UNITED KINGDOM - 4.9%
Consumer Staples - 4.9%
Food Products - 4.9%
Cranswick PLC	26,091	1,782,091
UNITED STATES - 73.9%
Consumer Staples - 19.6%
Beverages - 1.3%
Coca-Cola Co/The	6,397	467,748
Food Products - 18.3%
Archer-Daniels-Midland Co	28,858	1,752,835
Bunge Global SA	18,141	1,742,806
Darling Ingredients Inc (c)	28,533	1,044,593
Ingredion Inc	8,896	956,676
JBS NV Class A	45,207	664,091
Lamb Weston Holdings Inc	8,116	479,331
		6,640,332
TOTAL CONSUMER STAPLES		7,108,080

Industrials - 30.2%
Machinery - 30.2%
AGCO Corp	8,529	903,733
CNH Industrial NV Class A	77,276	728,713
Deere & Co	17,739	8,239,588
Toro Co/The	15,015	1,047,146
		10,919,180
Materials - 24.1%
Chemicals - 24.1%
CF Industries Holdings Inc	13,533	1,065,047
Corteva Inc	92,242	6,223,568
FMC Corp (d)	8,825	126,109
Mosaic Co/The	53,384	1,307,374
		8,722,098
TOTAL UNITED STATES		26,749,358
TOTAL COMMON STOCKS (Cost $28,605,792)		36,064,988

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	36,416	36,423
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	125,387	125,400
TOTAL MONEY MARKET FUNDS (Cost $161,823)			161,823

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $28,767,615)	36,226,811
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,938)
NET ASSETS - 100.0%	36,210,873

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,237,465 or 3.4% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,237,465 or 3.4% of net assets.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,179,621	3,879,807	7,023,007	6,255	2	-	36,423	36,416	0.0%
Fidelity Securities Lending Cash Central Fund	-	6,828,205	6,702,805	350	-	-	125,400	125,387	0.0%
Total	3,179,621	10,708,012	13,725,812	6,605	2	-	161,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	12,144,615	12,144,615	-	-
Industrials	10,919,180	10,919,180	-	-
Materials	13,001,193	13,001,193	-	-

Money Market Funds	161,823	161,823	-	-
Total Investments in Securities:	36,226,811	36,226,811	-	-
Fidelity® Agricultural Productivity Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $125,752) - See accompanying schedule:
Unaffiliated issuers (cost $28,605,792)	$36,064,988
Fidelity Central Funds (cost $161,823)	161,823

Total Investment in Securities (cost $28,767,615)		$36,226,811
Foreign currency held at value (cost $30,116)		30,389
Receivable for investments sold		54,616
Receivable for fund shares sold		41,157
Dividends receivable		43,251
Distributions receivable from Fidelity Central Funds		460
Prepaid expenses		43
Other receivables		388
Total assets		36,397,115
Liabilities
Payable for fund shares redeemed	$5,798
Accrued management fee	24,854
Audit fee payable	26,736
Other payables and accrued expenses	3,454
Collateral on securities loaned	125,400
Total liabilities		186,242
Net Assets		$36,210,873
Net Assets consist of:
Paid in capital		$50,751,709
Total accumulated earnings (loss)		(14,540,836)
Net Assets		$36,210,873
Net Asset Value, offering price and redemption price per share ($36,210,873 ÷ 1,983,256 shares)		$18.26
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$496,810
Income from Fidelity Central Funds (including $350 from security lending)		6,605
Total income		503,415
Expenses
Management fee	$170,624
Custodian fees and expenses	5,005
Independent trustees' fees and expenses	78
Registration fees	5,601
Audit fees	22,193
Legal	507
Miscellaneous	100
Total expenses before reductions	204,108
Expense reductions	(4,354)
Total expenses after reductions		199,754
Net Investment income (loss)		303,661
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(396,699)
Fidelity Central Funds	2
Foreign currency transactions	(1,102)
Total net realized gain (loss)		(397,799)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,346,575)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(389)
Total change in net unrealized appreciation (depreciation)		(1,346,965)
Net gain (loss)		(1,744,764)
Net increase (decrease) in net assets resulting from operations		$(1,441,103)
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$303,661	$1,189,818
Net realized gain (loss)	(397,799)	(260,147)
Change in net unrealized appreciation (depreciation)	(1,346,965)	2,162,049
Net increase (decrease) in net assets resulting from operations	(1,441,103)	3,091,720
Distributions to shareholders	(325,120)	(917,299)

Share transactions
Proceeds from sales of shares	7,385,589	11,589,708
Reinvestment of distributions	272,842	802,045
Cost of shares redeemed	(12,344,125)	(23,867,985)

Net increase (decrease) in net assets resulting from share transactions	(4,685,694)	(11,476,232)
Total increase (decrease) in net assets	(6,451,917)	(9,301,811)

Net Assets
Beginning of period	42,662,790	51,964,601
End of period	$36,210,873	$42,662,790

Other Information
Shares
Sold	386,589	638,896
Issued in reinvestment of distributions	14,006	46,826
Redeemed	(663,993)	(1,349,418)
Net increase (decrease)	(263,398)	(663,696)

Financial Highlights
Fidelity® Agricultural Productivity Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.99	$17.86	$18.01	$21.61	$18.89	$10.91
Income from Investment Operations
Net investment income (loss) A,B	.14	.50 C	.19	.32	.16 D	.13 E
Net realized and unrealized gain (loss)	(.73)	1.02	(.10) F	(3.67)	2.69	7.92
Total from investment operations	(.59)	1.52	.09	(3.35)	2.85	8.05
Distributions from net investment income	(.14)	(.39)	(.24)	(.25)	(.09)	(.07)
Distributions from net realized gain	-	-	-	-	(.04)	- G
Total distributions	(.14)	(.39)	(.24)	(.25)	(.13)	(.07)
Net asset value, end of period	$18.26	$18.99	$17.86	$18.01	$21.61	$18.89
Total Return H,I	(3.15) %	8.76%	.48%	(15.66)%	15.24%	74.02%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.97% L	1.05%	1.07%	1.08%	1.15%	1.59%
Expenses net of fee waivers, if any	.95 % L	.95%	.95%	.95%	.99%	1.00%
Expenses net of all reductions, if any	.95% L	.95%	.95%	.95%	.99%	.98%
Net investment income (loss)	1.45% L	2.79% C	1.01%	1.57%	.81% D	.80% E
Supplemental Data
Net assets, end of period (000 omitted)	$36,211	$42,663	$51,965	$82,902	$166,545	$62,894
Portfolio turnover rate M	30 % L	21%	12%	44%	50%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.84%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.
FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
GAmount represents less than $.005 per share.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns for periods of less than one year are not annualized.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Water Sustainability Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
BRAZIL - 7.8%
Utilities - 7.8%
Water Utilities - 7.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	303,462	8,024,516
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	113,416	2,990,780
Cia De Sanena Do Parana unit	52,641	360,351

TOTAL BRAZIL		11,375,647
FRANCE - 1.9%
Utilities - 1.9%
Multi-Utilities - 1.9%
Veolia Environnement SA	79,674	2,711,498
ITALY - 1.3%
Industrials - 1.3%
Machinery - 1.3%
Interpump Group SpA	37,397	1,900,640
JAPAN - 2.7%
Industrials - 2.7%
Machinery - 2.7%
Kurita Water Industries Ltd	75,184	2,992,343
Organo Corp	11,799	1,008,397

TOTAL JAPAN		4,000,740
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Coway Co Ltd	14,997	881,299
SWITZERLAND - 6.7%
Industrials - 6.7%
Building Products - 4.4%
Belimo Holding AG	1,221	1,194,242
Geberit AG	6,671	5,196,585
		6,390,827
Machinery - 2.3%
Georg Fischer AG	23,262	1,536,607
Sulzer AG	10,540	1,840,005
		3,376,612
TOTAL SWITZERLAND		9,767,439
UNITED KINGDOM - 14.8%
Utilities - 14.8%
Water Utilities - 14.8%
Pennon Group PLC	229,120	1,672,623
Severn Trent PLC	271,923	10,143,235
United Utilities Group PLC	599,302	9,813,072

TOTAL UNITED KINGDOM		21,628,930
UNITED STATES - 61.8%
Energy - 0.9%
Energy Equipment & Services - 0.9%
Select Water Solutions Inc Class A	25,922	261,812
TETRA Technologies Inc (a)	131,578	1,022,361
WaterBridge Infrastructure LLC Class A	1,300	29,640
		1,313,813
Industrials - 47.1%
Building Products - 6.8%
Advanced Drainage Systems Inc	37,577	5,725,983
Zurn Elkay Water Solutions Corp	87,116	4,155,433
		9,881,416
Commercial Services & Supplies - 4.2%
Montrose Environmental Group Inc (a)	44,390	1,138,604
Tetra Tech Inc	7,534	261,731
Veralto Corp	47,233	4,780,924
		6,181,259
Construction & Engineering - 2.6%
Valmont Industries Inc	9,150	3,778,676
Electrical Equipment - 1.7%
Emerson Electric Co	19,544	2,606,778
Machinery - 24.0%
Dover Corp	9,481	1,756,640
Energy Recovery Inc (a)	12,397	179,137
Flowserve Corp	34,444	2,457,579
Ingersoll Rand Inc	60,712	4,877,602
ITT Inc	8,373	1,541,972
Mueller Water Products Inc Class A1	86,430	2,095,063
Parker-Hannifin Corp	1,733	1,493,326
Pentair PLC	81,405	8,567,062
Watts Water Technologies Inc Class A	25,889	7,142,257
Xylem Inc/NY	35,162	4,946,239
		35,056,877
Professional Services - 3.0%
KBR Inc	95,046	3,917,797
Parsons Corp (a)	4,761	403,161
		4,320,958
Trading Companies & Distributors - 4.8%
Core & Main Inc Class A (a)	145,709	7,043,573
TOTAL INDUSTRIALS		68,869,537

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Badger Meter Inc	7,369	1,315,661
Materials - 2.0%
Chemicals - 2.0%
Ecolab Inc	10,560	2,905,690
Utilities - 10.9%
Water Utilities - 10.9%
American Water Works Co Inc	54,908	7,141,884
Essential Utilities Inc	221,002	8,749,469
		15,891,353
TOTAL UNITED STATES		90,296,054
TOTAL COMMON STOCKS (Cost $115,015,542)		142,562,247

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $3,192,756)	4.02	3,192,117	3,192,756

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $118,208,298)	145,755,003
NET OTHER ASSETS (LIABILITIES) - 0.3%	444,698
NET ASSETS - 100.0%	146,199,701

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,579,571	22,092,900	20,479,719	60,308	4	-	3,192,756	3,192,117	0.0%
Total	1,579,571	22,092,900	20,479,719	60,308	4	-	3,192,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	881,299	-	881,299	-
Energy	1,313,813	1,313,813	-	-
Industrials	84,538,356	84,538,356	-	-
Information Technology	1,315,661	1,315,661	-	-
Materials	2,905,690	2,905,690	-	-
Utilities	51,607,428	48,895,930	2,711,498	-

Money Market Funds	3,192,756	3,192,756	-	-
Total Investments in Securities:	145,755,003	142,162,206	3,592,797	-
Fidelity® Water Sustainability Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $115,015,542)	$142,562,247
Fidelity Central Funds (cost $3,192,756)	3,192,756

Total Investment in Securities (cost $118,208,298)		$145,755,003
Receivable for fund shares sold		134,889
Dividends receivable		375,472
Reclaims receivable		152,610
Distributions receivable from Fidelity Central Funds		8,066
Prepaid expenses		118
Other receivables		1,023
Total assets		146,427,181
Liabilities
Payable for fund shares redeemed	$98,846
Accrued management fee	96,429
Audit fee payable	29,998
Other payables and accrued expenses	2,207
Total liabilities		227,480
Net Assets		$146,199,701
Net Assets consist of:
Paid in capital		$115,670,597
Total accumulated earnings (loss)		30,529,104
Net Assets		$146,199,701
Net Asset Value, offering price and redemption price per share ($146,199,701 ÷ 7,377,330 shares)		$19.82
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$965,487
Income from Fidelity Central Funds		60,308
Total income		1,025,795
Expenses
Management fee	$541,392
Custodian fees and expenses	1,784
Independent trustees' fees and expenses	231
Registration fees	11,451
Audit fees	25,735
Legal	1,420
Miscellaneous	207
Total expenses before reductions	582,220
Expense reductions	(62)
Total expenses after reductions		582,158
Net Investment income (loss)		443,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,597,867
Fidelity Central Funds	4
Foreign currency transactions	(13,681)
Total net realized gain (loss)		2,584,190
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,793,309
Assets and liabilities in foreign currencies	1,446
Total change in net unrealized appreciation (depreciation)		6,794,755
Net gain (loss)		9,378,945
Net increase (decrease) in net assets resulting from operations		$9,822,582
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$443,637	$1,232,245
Net realized gain (loss)	2,584,190	7,249,312
Change in net unrealized appreciation (depreciation)	6,794,755	1,026,823
Net increase (decrease) in net assets resulting from operations	9,822,582	9,508,380
Distributions to shareholders	(2,178,583)	(2,560,798)

Share transactions
Proceeds from sales of shares	35,509,797	34,915,394
Reinvestment of distributions	1,950,392	2,279,640
Cost of shares redeemed	(15,316,629)	(29,308,227)

Net increase (decrease) in net assets resulting from share transactions	22,143,560	7,886,807
Total increase (decrease) in net assets	29,787,559	14,834,389

Net Assets
Beginning of period	116,412,142	101,577,753
End of period	$146,199,701	$116,412,142

Other Information
Shares
Sold	1,840,165	1,974,169
Issued in reinvestment of distributions	103,196	132,848
Redeemed	(793,721)	(1,675,984)
Net increase (decrease)	1,149,640	431,033

Financial Highlights
Fidelity® Water Sustainability Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.69	$17.52	$13.93	$13.54	$14.84	$10.75
Income from Investment Operations
Net investment income (loss) A,B	.06	.21	.09	.06	(.04)	.01
Net realized and unrealized gain (loss)	1.41	1.39	3.57	.34	(1.02)	4.28
Total from investment operations	1.47	1.60	3.66	.40	(1.06)	4.29
Distributions from net investment income	(.12)	(.13)	(.07)	(.01)	- C	(.02)
Distributions from net realized gain	(.21)	(.30)	-	-	(.24)	(.18)
Total distributions	(.34) D	(.43)	(.07)	(.01)	(.24)	(.20)
Net asset value, end of period	$19.82	$18.69	$17.52	$13.93	$13.54	$14.84
Total Return E,F	7.93%	9.34%	26.32%	2.96%	(7.44)%	40.20%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87% I	.92%	1.02%	1.09%	1.11%	1.44%
Expenses net of fee waivers, if any	.87 % I	.92%	.95%	.95%	1.00%	1.00%
Expenses net of all reductions, if any	.87% I	.92%	.95%	.95%	1.00%	.98%
Net investment income (loss)	.67% I	1.17%	.61%	.41%	(.29)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$146,200	$116,412	$101,578	$84,385	$94,233	$55,774
Portfolio turnover rate J	19 % I	37%	52%	54%	55%	95%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Agricultural Productivity Fund	28,908,815	9,777,891	(2,459,895)	7,317,996
Fidelity Water Sustainability Fund	118,251,262	30,263,845	(2,760,104)	27,503,741

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Agricultural Productivity Fund	(19,443,367)	(2,410,136)	(21,853,503)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	6,117,293	10,565,480
Fidelity Water Sustainability Fund	31,579,838	12,624,813
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Agricultural Productivity Fund	.88
Fidelity Water Sustainability Fund	.88

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Agricultural Productivity Fund	.81
Fidelity Water Sustainability Fund	.81

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Agricultural Productivity Fund	161
Fidelity Water Sustainability Fund	452

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Agricultural Productivity Fund	136,585	504,463	(3,950)
Fidelity Water Sustainability Fund	355,998	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Agricultural Productivity Fund	25
Fidelity Water Sustainability Fund	70
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Agricultural Productivity Fund	33	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Fidelity Agricultural Productivity Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Agricultural Productivity Fund	.95%	4,354

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Water Sustainability Fund	62
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9897394.105
DAS-DSW-SANN-0126
Fidelity® Climate Action Fund

Semi-Annual Report
November 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Climate Action Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (b)	113	234,111
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States) (b)	3,154	279,161
CHINA - 3.1%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
BYD Co Ltd A Shares (China)	24,600	330,884
Industrials - 2.4%
Electrical Equipment - 1.7%
Sungrow Power Supply Co Ltd A Shares (China)	27,460	709,830
Machinery - 0.7%
UBTech Robotics Corp Ltd H Shares (b)	14,134	205,140
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	17,000	103,265
		308,405
TOTAL INDUSTRIALS		1,018,235

TOTAL CHINA		1,349,119
DENMARK - 1.1%
Industrials - 1.1%
Air Freight & Logistics - 0.2%
DSV A/S	464	105,971
Electrical Equipment - 0.9%
Vestas Wind Systems A/S	16,114	383,062
TOTAL DENMARK		489,033
FRANCE - 0.9%
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	1,141	408,706
GERMANY - 0.8%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)	2,188	225,692
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	2,541	107,269
TOTAL GERMANY		332,961
HONG KONG - 0.6%
Industrials - 0.6%
Machinery - 0.6%
Techtronic Industries Co Ltd	20,819	243,603
ISRAEL - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energix-Renewable Energies Ltd	4,834	21,107
Enlight Renewable Energy Ltd (b)	2,012	79,267

TOTAL ISRAEL		100,374
ITALY - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	2,699	270,273
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (b)	9,303	248,297
KOREA (SOUTH) - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	1,582	574,237
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	426	83,044
SOUTH AFRICA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Scatec ASA (b)(c)(d)	13,032	128,155
UNITED KINGDOM - 1.3%
Industrials - 1.3%
Electrical Equipment - 0.8%
Ceres Power Holdings PLC (b)	46,716	229,296
Itm Power PLC (b)	96,425	95,090
		324,386
Professional Services - 0.5%
RELX PLC	6,000	240,623
TOTAL UNITED KINGDOM		565,009
UNITED STATES - 87.7%
Communication Services - 7.7%
Interactive Media & Services - 7.7%
Alphabet Inc Class A	10,636	3,405,434
Consumer Discretionary - 11.0%
Automobiles - 4.0%
Lucid Group Inc (b)	915	12,471
Rivian Automotive Inc Class A (b)	10,164	171,365
Tesla Inc (b)	3,680	1,583,026
		1,766,862
Broadline Retail - 2.2%
Amazon.com Inc (b)	3,278	764,496
Etsy Inc (b)	3,802	206,144
		970,640
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp	1,575	137,197
Household Durables - 1.2%
TopBuild Corp (b)	1,205	545,263
Specialty Retail - 2.7%
Lowe's Cos Inc	3,171	768,904
Williams-Sonoma Inc	2,361	425,004
		1,193,908
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	3,958	255,806
TOTAL CONSUMER DISCRETIONARY		4,869,676

Consumer Staples - 0.9%
Personal Care Products - 0.9%
Kenvue Inc	22,024	382,116
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Centrus Energy Corp Class A (b)	622	161,285
Financials - 8.1%
Capital Markets - 4.5%
Intercontinental Exchange Inc	2,600	408,980
Moody's Corp	1,099	539,367
Morgan Stanley	5,893	999,807
		1,948,154
Consumer Finance - 2.2%
American Express Co	1,314	479,965
Capital One Financial Corp	2,276	498,603
		978,568
Financial Services - 0.9%
Visa Inc Class A	1,241	415,040
Insurance - 0.5%
Marsh & McLennan Cos Inc	1,183	217,021
TOTAL FINANCIALS		3,558,783

Health Care - 12.7%
Biotechnology - 1.8%
Gilead Sciences Inc	6,316	794,805
Health Care Equipment & Supplies - 0.6%
Intuitive Surgical Inc (b)	469	268,962
Health Care Providers & Services - 1.6%
Cencora Inc	933	344,212
Elevance Health Inc	1,084	366,674
		710,886
Life Sciences Tools & Services - 5.0%
Agilent Technologies Inc	2,259	346,757
Bruker Corp	5,539	270,359
Danaher Corp	1,671	378,949
Mettler-Toledo International Inc (b)	168	248,089
Repligen Corp (b)	1,520	259,950
Thermo Fisher Scientific Inc	1,174	693,635
		2,197,739
Pharmaceuticals - 3.7%
Haleon PLC	124,802	613,762
Johnson & Johnson	3,291	680,974
Ligand Pharmaceuticals Inc (b)	805	163,560
Roche Holding AG non-voting shares	477	182,740
		1,641,036
TOTAL HEALTH CARE		5,613,428

Industrials - 12.0%
Building Products - 1.4%
Resideo Technologies Inc (b)	2,470	81,485
Trane Technologies PLC	1,232	519,264
		600,749
Commercial Services & Supplies - 1.1%
Clean Harbors Inc (b)	876	199,342
Veralto Corp	2,613	264,488
		463,830
Construction & Engineering - 1.3%
Fluor Corp (b)	4,496	193,013
Quanta Services Inc	861	400,262
		593,275
Electrical Equipment - 3.0%
Acuity Inc	1,323	484,774
Eaton Corp PLC	943	326,174
Nextpower Inc Class A (b)	5,648	517,470
		1,328,418
Industrial Conglomerates - 0.6%
3M Co	1,778	305,905
Machinery - 2.6%
Deere & Co	1,607	746,435
Ingersoll Rand Inc	3,267	262,471
Proto Labs Inc (b)	2,405	122,222
		1,131,128
Professional Services - 2.0%
KBR Inc	5,521	227,575
UL Solutions Inc Class A	4,579	417,651
Verisk Analytics Inc	1,060	238,574
		883,800
TOTAL INDUSTRIALS		5,307,105

Information Technology - 33.5%
Communications Equipment - 3.8%
Ciena Corp (b)	2,985	609,567
Lumentum Holdings Inc (b)	2,167	704,622
Motorola Solutions Inc	969	358,219
		1,672,408
Electronic Equipment, Instruments & Components - 2.8%
Amphenol Corp Class A	3,711	522,880
Flex Ltd (b)	3,833	226,568
Keysight Technologies Inc (b)	2,442	483,394
		1,232,842
IT Services - 1.6%
IBM Corporation	2,323	716,831
Semiconductors & Semiconductor Equipment - 11.2%
Applied Materials Inc	1,600	403,600
Enphase Energy Inc (b)	2,517	72,615
First Solar Inc (b)	4,007	1,093,591
Monolithic Power Systems Inc	216	200,485
NVIDIA Corp	15,340	2,715,181
QUALCOMM Inc	1,503	252,639
SolarEdge Technologies Inc (b)	5,836	213,189
		4,951,300
Software - 8.3%
CyberArk Software Ltd (b)	1,210	554,894
Microsoft Corp	4,654	2,289,815
Samsara Inc Class A (b)	3,888	147,861
Synopsys Inc (b)	671	280,485
Zoom Communications Inc Class A (b)	4,668	396,593
		3,669,648
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	9,143	2,549,526
TOTAL INFORMATION TECHNOLOGY		14,792,555

Materials - 1.4%
Chemicals - 0.9%
Linde PLC	828	339,745
PureCycle Technologies Inc (b)	6,042	53,170
		392,915
Metals & Mining - 0.5%
MP Materials Corp (b)	3,916	242,596
TOTAL MATERIALS		635,511

TOTAL UNITED STATES		38,725,893
TOTAL COMMON STOCKS (Cost $28,897,623)		44,031,976

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(e)(f) (Cost $8,329)	400	1,312

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(g) (Cost $12,000)	12,000	15,212

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $74,233)	4.02	74,218	74,233

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $28,992,185)	44,122,733
NET OTHER ASSETS (LIABILITIES) - 0.1%	48,222
NET ASSETS - 100.0%	44,170,955

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $128,155 or 0.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,155 or 0.3% of net assets.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,524 or 0.0% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	8,329

Illuminated Holdings Inc 15%	9/27/2023	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	189,361	2,807,600	2,922,728	6,155	-	-	74,233	74,218	0.0%
Total	189,361	2,807,600	2,922,728	6,155	-	-	74,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,405,434	3,405,434	-	-
Consumer Discretionary	5,434,671	5,434,671	-	-
Consumer Staples	382,116	382,116	-	-
Energy	440,446	440,446	-	-
Financials	3,558,783	3,558,783	-	-
Health Care	6,247,826	5,451,324	796,502	-
Industrials	7,893,258	7,163,602	729,656	-
Information Technology	15,805,402	15,123,896	681,506	-
Materials	635,511	635,511	-	-
Utilities	228,529	228,529	-	-

Convertible Preferred Stocks
Information Technology	1,312	-	-	1,312

Preferred Securities
Materials	15,212	-	-	15,212

Money Market Funds	74,233	74,233	-	-
Total Investments in Securities:	44,122,733	41,898,545	2,207,664	16,524
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $28,917,952)	$44,048,500
Fidelity Central Funds (cost $74,233)	74,233

Total Investment in Securities (cost $28,992,185)		$44,122,733
Cash		9,562
Receivable for fund shares sold		73,715
Dividends receivable		36,931
Distributions receivable from Fidelity Central Funds		1,029
Prepaid expenses		36
Other receivables		301
Total assets		44,244,307
Liabilities
Payable for investments purchased	$8,754
Payable for fund shares redeemed	9
Accrued management fee	32,397
Distribution and service plan fees payable	760
Audit fee payable	30,567
Other payables and accrued expenses	865
Total liabilities		73,352
Net Assets		$44,170,955
Net Assets consist of:
Paid in capital		$31,533,568
Total accumulated earnings (loss)		12,637,387
Net Assets		$44,170,955

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,144,262 ÷ 77,549 shares)(a)		$14.76
Maximum offering price per share (100/94.25 of $14.76)		$15.66
Class M :
Net Asset Value and redemption price per share ($755,580 ÷ 51,781 shares)(a)		$14.59
Maximum offering price per share (100/96.50 of $14.59)		$15.12
Class C :
Net Asset Value and offering price per share ($265,770 ÷ 18,627 shares)(a)		$14.27
Fidelity Climate Action Fund :
Net Asset Value, offering price and redemption price per share ($39,966,289 ÷ 2,683,587 shares)		$14.89
Class I :
Net Asset Value, offering price and redemption price per share ($337,431 ÷ 22,656 shares)		$14.89
Class Z :
Net Asset Value, offering price and redemption price per share ($1,701,623 ÷ 113,508 shares)		$14.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$153,923
Income from Fidelity Central Funds		6,155
Total income		160,078
Expenses
Management fee
Basic fee	$160,817
Performance adjustment	(9,010)
Distribution and service plan fees	4,106
Independent trustees' fees and expenses	70
Registration fees	29,587
Audit fees	26,351
Legal	760
Miscellaneous	88
Total expenses before reductions	212,769
Expense reductions	(741)
Total expenses after reductions		212,028
Net Investment income (loss)		(51,950)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,012,524
Foreign currency transactions	467
Total net realized gain (loss)		1,012,991
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,927,044
Assets and liabilities in foreign currencies	80
Total change in net unrealized appreciation (depreciation)		6,927,124
Net gain (loss)		7,940,115
Net increase (decrease) in net assets resulting from operations		$7,888,165
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(51,950)	$(60,996)
Net realized gain (loss)	1,012,991	1,524,836
Change in net unrealized appreciation (depreciation)	6,927,124	249,408
Net increase (decrease) in net assets resulting from operations	7,888,165	1,713,248
Share transactions - net increase (decrease)	273,016	3,057,470
Total increase (decrease) in net assets	8,161,181	4,770,718

Net Assets
Beginning of period	36,009,774	31,239,056
End of period	$44,170,955	$36,009,774

Financial Highlights
Fidelity Advisor® Climate Action Fund Class A

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$11.45	$8.85	$8.88	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.05)	(.02)	- D	(.02)
Net realized and unrealized gain (loss)	2.69	.70	2.62	(.03)	(1.10)
Total from investment operations	2.66	.65	2.60	(.03)	(1.12)
Net asset value, end of period	$14.76	$12.10	$11.45	$8.85	$8.88
Total Return E,F,G	21.98%	5.68%	29.38%	(.34)%	(11.20)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.34% J	1.48%	1.74%	1.95%	2.95% J
Expenses net of fee waivers, if any	1.30 % J	1.30%	1.30%	1.30%	1.29% J
Expenses net of all reductions, if any	1.30% J	1.30%	1.30%	1.30%	1.29% J
Net investment income (loss)	(.50)% J	(.40)%	(.22)%	(.05)%	(.19)% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,144	$890	$833	$449	$405
Portfolio turnover rate K	32 % J	39%	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class M

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$11.37	$8.81	$8.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.08)	(.05)	(.03)	(.04)
Net realized and unrealized gain (loss)	2.66	.69	2.61	(.02)	(1.10)
Total from investment operations	2.61	.61	2.56	(.05)	(1.14)
Net asset value, end of period	$14.59	$11.98	$11.37	$8.81	$8.86
Total Return D,E,F	21.79%	5.36%	29.06%	(.56)%	(11.40)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.58% I	1.74%	1.94%	2.04%	3.33% I
Expenses net of fee waivers, if any	1.55 % I	1.55%	1.55%	1.55%	1.55% I
Expenses net of all reductions, if any	1.55% I	1.55%	1.55%	1.55%	1.55% I
Net investment income (loss)	(.75)% I	(.65)%	(.47)%	(.30)%	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$756	$618	$563	$431	$132
Portfolio turnover rate J	32 % I	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class C

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$11.20	$8.72	$8.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.13)	(.09)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.61	.67	2.57	(.03)	(1.09)
Total from investment operations	2.53	.54	2.48	(.10)	(1.18)
Net asset value, end of period	$14.27	$11.74	$11.20	$8.72	$8.82
Total Return D,E,F	21.55%	4.82%	28.44%	(1.13)%	(11.80)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.11% I	2.22%	2.50%	2.63%	3.55% I
Expenses net of fee waivers, if any	2.05 % I	2.05%	2.05%	2.05%	2.04% I
Expenses net of all reductions, if any	2.05% I	2.05%	2.05%	2.05%	2.04% I
Net investment income (loss)	(1.25)% I	(1.15)%	(.97)%	(.80)%	(.94)% I
Supplemental Data
Net assets, end of period (000 omitted)	$266	$229	$289	$199	$265
Portfolio turnover rate J	32 % I	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Climate Action Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.52	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.02)	- D	.02	.01
Net realized and unrealized gain (loss)	2.72	.69	2.65	(.03)	(1.11)
Total from investment operations	2.70	.67	2.65	(.01)	(1.10)
Distributions from net investment income	-	-	(.02)	- D	-
Total distributions	-	-	(.02)	- D	-
Net asset value, end of period	$14.89	$12.19	$11.52	$8.89	$8.90
Total Return E,F	22.15%	5.82%	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.05% I	1.21%	1.48%	1.68%	2.66% I
Expenses net of fee waivers, if any	1.05 % I	1.05%	1.05%	1.05%	1.05% I
Expenses net of all reductions, if any	1.05% I	1.05%	1.05%	1.05%	1.05% I
Net investment income (loss)	(.25)% I	(.15)%	.03%	.20%	.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$39,966	$32,696	$27,766	$21,237	$19,057
Portfolio turnover rate J	32 % I	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class I

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.52	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.02)	- D	.02	.01
Net realized and unrealized gain (loss)	2.72	.69	2.65	(.03)	(1.11)
Total from investment operations	2.70	.67	2.65	(.01)	(1.10)
Distributions from net investment income	-	-	(.02)	- D	-
Total distributions	-	-	(.02)	- D	-
Net asset value, end of period	$14.89	$12.19	$11.52	$8.89	$8.90
Total Return E,F	22.15%	5.82%	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.05% I	1.24%	1.35%	1.55%	2.93% I
Expenses net of fee waivers, if any	1.05 % I	1.05%	1.05%	1.04%	1.04% I
Expenses net of all reductions, if any	1.04% I	1.05%	1.05%	1.04%	1.04% I
Net investment income (loss)	(.24)% I	(.15)%	.03%	.20%	.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$337	$265	$903	$300	$192
Portfolio turnover rate J	32 % I	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class Z

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$11.57	$8.92	$8.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	- D	.02	.03	.02
Net realized and unrealized gain (loss)	2.73	.70	2.65	(.02)	(1.11)
Total from investment operations	2.72	.70	2.67	.01	(1.09)
Distributions from net investment income	-	-	(.02)	- D	-
Total distributions	-	-	(.02)	- D	-
Net asset value, end of period	$14.99	$12.27	$11.57	$8.92	$8.91
Total Return E,F	22.17%	6.05%	29.91%	.15%	(10.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.95% I	1.09%	1.32%	1.40%	3.00% I
Expenses net of fee waivers, if any	.91 % I	.90%	.90%	.90%	.90% I
Expenses net of all reductions, if any	.91% I	.90%	.90%	.89%	.90% I
Net investment income (loss)	(.10)% I	-% J	.18%	.35%	.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,702	$1,311	$884	$270	$109
Portfolio turnover rate K	32 % I	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity Climate Action Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Climate Action, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Because the Fund focuses its investments in equity securities of climate aware companies, it will be more susceptible to events or factors affecting these companies. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory, and economic developments.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,162,397
Gross unrealized depreciation	(1,070,203)
Net unrealized appreciation (depreciation)	$15,092,194
Tax cost	$29,030,539

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,373,660)
Long-term	-
Total capital loss carryforward	$(3,373,660)

The Fund elected to defer to its next fiscal year approximately $34,492 of ordinary losses recognized during the period January 1, 2025 to May 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Climate Action Fund	6,675,314	6,318,788

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.84
Class C	.87
Fidelity Climate Action Fund	.87
Class I	.79
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.84
Class C	.86
Fidelity Climate Action Fund	.81
Class I	.79
Class Z	.71

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Climate Action Fund	MSCI World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Climate Action Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.05)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,251	605
Class M	.25%	.25%	1,710	6
Class C	.75%	.25%	1,145	733
			4,106	1,344

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,221
Class M	3
Class CA	8
1,232
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Climate Action Fund	70

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Climate Action Fund	70,223	484,377	43,317

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Climate Action Fund	21

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2026. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	179
Class M	1.55%	83
Class C	2.05%	66
Fidelity Climate Action Fund	1.05%	-
Class I	1.05%	-
Class Z	.90%	320
		648
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $93.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2025	Year ended May 31, 2025	Six months ended November 30, 2025	Year ended May 31, 2025
Fidelity Climate Action Fund
Class A
Shares sold	12,656	30,022	$168,232	$352,653
Shares redeemed	(8,672)	(29,230)	(111,277)	(336,063)
Net increase (decrease)	3,984	792	$56,955	$16,590
Class M
Shares sold	581	12,366	$8,261	$150,845
Shares redeemed	(415)	(10,309)	(5,709)	(125,208)
Net increase (decrease)	166	2,057	$2,552	$25,637
Class C
Shares sold	2,568	5,495	$36,532	$63,506
Shares redeemed	(3,452)	(11,761)	(43,546)	(135,780)
Net increase (decrease)	(884)	(6,266)	$(7,014)	$(72,274)
Fidelity Climate Action Fund
Shares sold	262,908	1,055,647	$3,642,041	$12,751,165
Shares redeemed	(260,520)	(785,482)	(3,532,127)	(9,369,491)
Net increase (decrease)	2,388	270,165	$109,914	$3,381,674
Class I
Shares sold	10,436	8,010	$147,764	$95,373
Shares redeemed	(9,500)	(64,717)	(129,673)	(751,698)
Net increase (decrease)	936	(56,707)	$18,091	$(656,325)
Class Z
Shares sold	9,401	63,404	$129,159	$741,845
Shares redeemed	(2,795)	(32,960)	(36,641)	(379,677)
Net increase (decrease)	6,606	30,444	$92,518	$362,168

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901891.104
CLA-SANN-0126
Fidelity® Sustainable U.S. Equity Fund

Semi-Annual Report
November 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable U.S. Equity Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	933	260,367
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	1,386	152,400
CANADA - 1.0%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States) (a)	1,765	156,220
Materials - 0.5%
Metals & Mining - 0.5%
Franco-Nevada Corp	684	143,697
TOTAL CANADA		299,917
FRANCE - 0.7%
Consumer Staples - 0.7%
Food Products - 0.7%
Danone SA	2,553	228,103
INDIA - 0.6%
Financials - 0.6%
Banks - 0.6%
HDFC Bank Ltd ADR	4,986	183,585
ITALY - 0.7%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	2,062	219,310
JAPAN - 0.7%
Industrials - 0.7%
Industrial Conglomerates - 0.7%
Hitachi Ltd	6,327	201,226
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	715	139,381
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,911	557,076
UNITED KINGDOM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Astrazeneca PLC	1,384	256,606
UNITED STATES - 90.1%
Communication Services - 9.6%
Entertainment - 2.6%
Netflix Inc (a)	4,350	467,973
Spotify Technology SA (a)	203	121,570
Walt Disney Co/The	2,053	214,477
		804,020
Interactive Media & Services - 7.0%
Alphabet Inc Class A	5,412	1,732,815
Meta Platforms Inc Class A	632	409,504
		2,142,319
TOTAL COMMUNICATION SERVICES		2,946,339

Consumer Discretionary - 11.3%
Automobiles - 0.8%
Tesla Inc (a)	586	252,080
Broadline Retail - 4.8%
Amazon.com Inc (a)	6,186	1,442,699
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings Inc	1,070	304,982
Starbucks Corp	1,769	154,097
Viking Holdings Ltd (a)	2,525	168,620
		627,699
Household Durables - 1.5%
DR Horton Inc	944	150,105
PulteGroup Inc	1,147	145,887
SharkNinja Inc (a)	1,638	159,820
		455,812
Specialty Retail - 1.8%
Home Depot Inc/The	855	305,167
TJX Cos Inc/The	1,656	251,579
		556,746
Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc Class B	1,993	128,807
TOTAL CONSUMER DISCRETIONARY		3,463,843

Consumer Staples - 4.6%
Beverages - 2.3%
Coca-Cola Co/The	6,221	454,880
Keurig Dr Pepper Inc	9,283	258,995
		713,875
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores Inc	287	163,722
Household Products - 1.0%
Procter & Gamble Co/The	2,018	298,987
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	2,624	246,840
TOTAL CONSUMER STAPLES		1,423,424

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	766	159,680
Financials - 10.1%
Banks - 4.9%
Bank of America Corp	7,615	408,545
JPMorgan Chase & Co	2,207	690,968
Wells Fargo & Co	4,617	396,369
		1,495,882
Capital Markets - 0.9%
Bank of New York Mellon Corp/The	2,363	264,892
Financial Services - 2.1%
Apollo Global Management Inc	1,273	167,845
Mastercard Inc Class A	890	489,972
		657,817
Insurance - 2.2%
Arthur J Gallagher & Co	1,315	325,620
Chubb Ltd	1,136	336,461
		662,081
TOTAL FINANCIALS		3,080,672

Health Care - 10.2%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (a)	611	275,701
Gilead Sciences Inc	2,602	327,436
		603,137
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp (a)	4,071	413,532
TransMedics Group Inc (a)	2,316	338,854
		752,386
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc	296	97,612
Health Care Technology - 0.4%
Veeva Systems Inc Class A (a)	571	137,206
Life Sciences Tools & Services - 2.5%
Danaher Corp	1,362	308,874
Thermo Fisher Scientific Inc	783	462,620
		771,494
Pharmaceuticals - 2.5%
Eli Lilly & Co	723	777,565
TOTAL HEALTH CARE		3,139,400

Industrials - 10.3%
Aerospace & Defense - 1.8%
Boeing Co (a)	1,052	198,828
Howmet Aerospace Inc	1,288	263,512
StandardAero Inc (a)	3,845	100,431
		562,771
Building Products - 1.4%
Builders FirstSource Inc (a)	626	70,256
Tecnoglass Inc	2,040	101,551
Trane Technologies PLC	616	259,632
		431,439
Construction & Engineering - 1.7%
EMCOR Group Inc	300	184,521
Quanta Services Inc	715	332,389
		516,910
Electrical Equipment - 2.4%
Eaton Corp PLC	658	227,596
GE Vernova Inc	530	317,878
Vertiv Holdings Co Class A	1,022	183,684
		729,158
Machinery - 2.6%
Cummins Inc	431	214,629
Parker-Hannifin Corp	449	386,904
Westinghouse Air Brake Technologies Corp	827	172,471
		774,004
Professional Services - 0.4%
KBR Inc	3,077	126,834
TOTAL INDUSTRIALS		3,141,116

Information Technology - 29.8%
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (a)	1,032	169,516
Semiconductors & Semiconductor Equipment - 13.5%
Broadcom Inc	848	341,710
First Solar Inc (a)	695	189,679
Lam Research Corp	1,881	293,436
Marvell Technology Inc	3,212	287,153
Micron Technology Inc	2,098	496,135
NVIDIA Corp	14,056	2,487,913
		4,096,026
Software - 8.6%
Autodesk Inc (a)	849	257,536
Cadence Design Systems Inc (a)	987	307,786
Intuit Inc	306	194,028
Microsoft Corp	3,827	1,882,922
		2,642,272
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	7,815	2,179,213
TOTAL INFORMATION TECHNOLOGY		9,087,027

Materials - 0.9%
Chemicals - 0.6%
Corteva Inc	2,821	190,333
Construction Materials - 0.3%
James Hardie Industries PLC (a)	5,076	100,403
TOTAL MATERIALS		290,736

Real Estate - 1.9%
Health Care REITs - 0.7%
Welltower Inc	1,042	216,965
Real Estate Management & Development - 0.5%
Cushman & Wakefield Ltd	9,025	151,169
Specialized REITs - 0.7%
American Tower Corp	1,125	203,929
TOTAL REAL ESTATE		572,063

Utilities - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp	756	275,456
TOTAL UNITED STATES		27,579,756
TOTAL COMMON STOCKS (Cost $22,177,066)		30,077,727

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Somatus Inc Series E (a)(b)(c) (Cost $32,287)	37	47,477

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $671,089)	4.02	670,955	671,089

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $22,880,442)	30,796,293
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(164,815)
NET ASSETS - 100.0%	30,631,478

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,477 or 0.2% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/2022	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	269,701	4,042,789	3,641,400	8,527	(1)	-	671,089	670,955	0.0%
Total	269,701	4,042,789	3,641,400	8,527	(1)	-	671,089

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,946,339	2,946,339	-	-
Consumer Discretionary	3,683,153	3,683,153	-	-
Consumer Staples	1,651,527	1,651,527	-	-
Energy	315,900	315,900	-	-
Financials	3,264,257	3,264,257	-	-
Health Care	3,656,373	3,399,767	256,606	-
Industrials	3,342,342	3,342,342	-	-
Information Technology	9,783,484	9,783,484	-	-
Materials	586,833	586,833	-	-
Real Estate	572,063	572,063	-	-
Utilities	275,456	275,456	-	-

Convertible Preferred Stocks
Health Care	47,477	-	-	47,477

Money Market Funds	671,089	671,089	-	-
Total Investments in Securities:	30,796,293	30,492,210	256,606	47,477
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $22,209,353)	$30,125,204
Fidelity Central Funds (cost $671,089)	671,089

Total Investment in Securities (cost $22,880,442)		$30,796,293
Foreign currency held at value (cost $853)		853
Receivable for investments sold		181,693
Receivable for fund shares sold		12,643
Dividends receivable		14,749
Distributions receivable from Fidelity Central Funds		1,790
Prepaid expenses		27
Other receivables		200
Total assets		31,008,248
Liabilities
Payable for investments purchased	$256,309
Payable for fund shares redeemed	70,514
Accrued management fee	17,765
Distribution and service plan fees payable	982
Audit fee payable	30,567
Other payables and accrued expenses	633
Total liabilities		376,770
Net Assets		$30,631,478
Net Assets consist of:
Paid in capital		$24,465,393
Total accumulated earnings (loss)		6,166,085
Net Assets		$30,631,478

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,957,064 ÷ 129,317 shares)(a)		$15.13
Maximum offering price per share (100/94.25 of $15.13)		$16.05
Class M :
Net Asset Value and redemption price per share ($466,179 ÷ 30,956 shares)(a)		$15.06
Maximum offering price per share (100/96.50 of $15.06)		$15.61
Class C :
Net Asset Value and offering price per share ($479,128 ÷ 32,391 shares)(a)		$14.79
Fidelity Sustainable U.S. Equity Fund :
Net Asset Value, offering price and redemption price per share ($26,993,518 ÷ 1,777,307 shares)		$15.19
Class I :
Net Asset Value, offering price and redemption price per share ($426,063 ÷ 28,083 shares)		$15.17
Class Z :
Net Asset Value, offering price and redemption price per share ($309,526 ÷ 20,270 shares)		$15.27
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$104,280
Income from Fidelity Central Funds		8,527
Total income		112,807
Expenses
Management fee
Basic fee	$96,851
Performance adjustment	(8,466)
Distribution and service plan fees	5,701
Custodian fees and expenses	1,272
Independent trustees' fees and expenses	52
Registration fees	29,585
Audit fees	26,871
Legal	324
Miscellaneous	76
Total expenses before reductions	152,266
Expense reductions	(15,539)
Total expenses after reductions		136,727
Net Investment income (loss)		(23,920)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(130,604)
Fidelity Central Funds	(1)
Foreign currency transactions	410
Futures contracts	20,972
Total net realized gain (loss)		(109,223)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,813,345
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		4,813,353
Net gain (loss)		4,704,130
Net increase (decrease) in net assets resulting from operations		$4,680,210
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(23,920)	$46,873
Net realized gain (loss)	(109,223)	3,179,184
Change in net unrealized appreciation (depreciation)	4,813,353	(1,729,055)
Net increase (decrease) in net assets resulting from operations	4,680,210	1,497,002
Distributions to shareholders	-	(101,629)

Share transactions - net increase (decrease)	(1,106,790)	(1,191,998)
Total increase (decrease) in net assets	3,573,420	203,375

Net Assets
Beginning of period	27,058,058	26,854,683
End of period	$30,631,478	$27,058,058

Financial Highlights
Fidelity Advisor® Sustainable U.S. Equity Fund Class A

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$12.22	$9.70	$9.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.01)	.02	.05 D	- E
Net realized and unrealized gain (loss)	2.28	.69	2.53	.31	(.58)
Total from investment operations	2.25	.68	2.55	.36	(.58)
Distributions from net investment income	-	(.02)	(.03)	(.04)	-
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	-	(.02)	(.03)	(.04)	(.04)
Net asset value, end of period	$15.13	$12.88	$12.22	$9.70	$9.38
Total Return F,G,H	17.47%	5.55%	26.27%	3.90%	(5.87)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.29% K	1.49%	1.65%	1.97%	3.52% K
Expenses net of fee waivers, if any	1.15 % K	1.15%	1.15%	1.15%	1.14% K
Expenses net of all reductions, if any	1.15% K	1.15%	1.15%	1.15%	1.14% K
Net investment income (loss)	(.38)% K	(.04)%	.22%	.56% D	-% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$1,957	$1,577	$1,163	$642	$633
Portfolio turnover rate M	64 % K	64% N	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class M

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$12.19	$9.68	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.04)	- D	.03 E	(.02)
Net realized and unrealized gain (loss)	2.27	.68	2.51	.31	(.59)
Total from investment operations	2.23	.64	2.51	.34	(.61)
Distributions from net investment income	-	-	- D	(.03)	-
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	-	-	- D	(.03)	(.02)
Net asset value, end of period	$15.06	$12.83	$12.19	$9.68	$9.37
Total Return F,G,H	17.38%	5.25%	25.95%	3.66%	(6.10)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.55% K	1.71%	1.89%	2.19%	4.05% K
Expenses net of fee waivers, if any	1.40 % K	1.40%	1.40%	1.40%	1.39% K
Expenses net of all reductions, if any	1.40% K	1.40%	1.40%	1.40%	1.39% K
Net investment income (loss)	(.63)% K	(.30)%	(.03)%	.31% E	(.26)% K
Supplemental Data
Net assets, end of period (000 omitted)	$466	$392	$424	$351	$258
Portfolio turnover rate L	64 % K	64% M	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class C

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.64	$12.06	$9.62	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.10)	(.06)	(.02) D	(.07)
Net realized and unrealized gain (loss)	2.23	.68	2.50	.31	(.58)
Total from investment operations	2.15	.58	2.44	.29	(.65)
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	-	-	-	(.01)	(.01)
Net asset value, end of period	$14.79	$12.64	$12.06	$9.62	$9.34
Total Return E,F,G	17.01%	4.81%	25.36%	3.07%	(6.53)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.06% J	2.20%	2.38%	2.71%	4.65% J
Expenses net of fee waivers, if any	1.90 % J	1.90%	1.90%	1.90%	1.89% J
Expenses net of all reductions, if any	1.90% J	1.90%	1.90%	1.90%	1.89% J
Net investment income (loss)	(1.13)% J	(.80)%	(.53)%	(.20)% D	(.75)% J
Supplemental Data
Net assets, end of period (000 omitted)	$479	$455	$506	$305	$273
Portfolio turnover rate K	64 % J	64% L	45%	37%	55% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Sustainable U.S. Equity Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.91	$12.25	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.03	.05	.07 D	.02
Net realized and unrealized gain (loss)	2.29	.68	2.53	.31	(.57)
Total from investment operations	2.28	.71	2.58	.38	(.55)
Distributions from net investment income	-	(.05)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	-	(.05)	(.05)	(.06)	(.05)
Net asset value, end of period	$15.19	$12.91	$12.25	$9.72	$9.40
Total Return E,F	17.66%	5.78%	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I	1.16%	1.38%	1.70%	3.21% I
Expenses net of fee waivers, if any	.90 % I	.90%	.90%	.90%	.89% I
Expenses net of all reductions, if any	.90% I	.90%	.90%	.90%	.89% I
Net investment income (loss)	(.13)% I	.20%	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$26,994	$23,986	$24,205	$16,265	$14,669
Portfolio turnover rate J	64 % I	64% K	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class I

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.90	$12.25	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.03	.05	.07 D	.02
Net realized and unrealized gain (loss)	2.28	.68	2.53	.31	(.57)
Total from investment operations	2.27	.71	2.58	.38	(.55)
Distributions from net investment income	-	(.06)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	-	(.06)	(.05)	(.06)	(.05)
Net asset value, end of period	$15.17	$12.90	$12.25	$9.72	$9.40
Total Return E,F	17.60%	5.81%	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I	1.17%	1.27%	1.58%	3.76% I
Expenses net of fee waivers, if any	.90 % I	.90%	.90%	.90%	.90% I
Expenses net of all reductions, if any	.90% I	.90%	.90%	.90%	.90% I
Net investment income (loss)	(.13)% I	.21%	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$426	$347	$193	$124	$116
Portfolio turnover rate J	64 % I	64% K	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class Z

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.97	$12.30	$9.74	$9.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.05	.07	.09 E	.04
Net realized and unrealized gain (loss)	2.30	.68	2.54	.30	(.58)
Total from investment operations	2.30	.73	2.61	.39	(.54)
Distributions from net investment income	-	(.06)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	-	(.06)	(.05)	(.06)	(.05)
Net asset value, end of period	$15.27	$12.97	$12.30	$9.74	$9.41
Total Return F,G	17.73%	5.96%	26.83%	4.24%	(5.48)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.91% J	1.03%	1.21%	1.51%	3.72% J
Expenses net of fee waivers, if any	.75 % J	.75%	.75%	.75%	.75% J
Expenses net of all reductions, if any	.75% J	.75%	.75%	.75%	.75% J
Net investment income (loss)	.02% J	.35%	.62%	.96% E	.39% J
Supplemental Data
Net assets, end of period (000 omitted)	$310	$300	$364	$130	$113
Portfolio turnover rate K	64 % J	64% L	45%	37%	55% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable U.S. Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, redemptions in-kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,578,818
Gross unrealized depreciation	(755,001)
Net unrealized appreciation (depreciation)	$7,823,817
Tax cost	$22,972,476

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,490,988)
Long-term	-
Total capital loss carryforward	$(1,490,988)

The Fund elected to defer to its next fiscal year approximately $26,645 of ordinary losses recognized during the period January 1, 2025 to May 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable U.S. Equity Fund	9,222,276	10,524,522

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Sustainable U.S. Equity Fund	902,408	3,798,807	12,200,784
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Sustainable U.S. Equity Fund	.72
Class I	.65
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Fidelity Sustainable U.S. Equity Fund	.66
Class I	.65
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Sustainable U.S. Equity Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable U.S. Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.06)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,253	1,638
Class M	.25%	.25%	1,104	416
Class C	.75%	.25%	2,344	1,299
			5,701	3,353
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,160
Class M	68
Class CA	6
1,234

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable U.S. Equity Fund	56

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable U.S. Equity Fund	204,794	878,630	76,729
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Sustainable U.S. Equity Fund	16
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2026. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	1,304
Class M	1.40%	323
Class C	1.90%	383
Fidelity Sustainable U.S. Equity Fund	.90%	12,996
Class I	.90%	177
Class Z	.75%	250
		15,433
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $106.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2025	Year ended May 31, 2025
Fidelity Sustainable U.S. Equity Fund
Distributions to shareholders
Class A	$ -	$1,882
Fidelity Sustainable U.S. Equity Fund	-	96,395
Class I	-	1,524
Class Z	-	1,828
Total	$ -	$101,629
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2025	Year ended May 31, 2025	Six months ended November 30, 2025	Year ended May 31, 2025
Fidelity Sustainable U.S. Equity Fund
Class A
Shares sold	14,495	49,443	$209,026	$649,453
Reinvestment of distributions	-	143	-	1,882
Shares redeemed	(7,626)	(22,324)	(111,345)	(290,958)
Net increase (decrease)	6,869	27,262	$97,681	$360,377
Class M
Shares sold	1,223	1,291	$17,298	$16,201
Shares redeemed	(814)	(5,486)	(12,280)	(70,699)
Net increase (decrease)	409	(4,195)	$5,018	$(54,498)
Class C
Shares sold	1,968	13,421	$27,986	$163,043
Shares redeemed	(5,611)	(19,373)	(77,840)	(244,664)
Net increase (decrease)	(3,643)	(5,952)	$(49,854)	$(81,621)
Fidelity Sustainable U.S. Equity Fund
Shares sold	120,894	1,286,442	$1,747,198	$17,085,843
Reinvestment of distributions	-	6,476	-	84,832
Shares redeemed	(201,454)	(1,411,500)	(2,880,195)	(18,655,453)
Net increase (decrease)	(80,560)	(118,582)	$(1,132,997)	$(1,484,778)
Class I
Shares sold	2,305	12,018	$31,497	$159,900
Reinvestment of distributions	-	116	-	1,524
Shares redeemed	(1,139)	(973)	(16,545)	(11,987)
Net increase (decrease)	1,166	11,161	$14,952	$149,437
Class Z
Shares sold	21	785	$300	$10,036
Reinvestment of distributions	-	68	-	891
Shares redeemed	(2,889)	(7,305)	(41,890)	(91,842)
Net increase (decrease)	(2,868)	(6,452)	$(41,590)	$(80,915)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901905.104
SUS-SANN-0126
Fidelity® SAI Sustainable U.S. Equity Fund

Semi-Annual Report
November 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable U.S. Equity Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	12,775	3,565,045
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	19,080	2,097,987
CANADA - 1.0%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States) (a)	24,195	2,141,499
Materials - 0.5%
Metals & Mining - 0.5%
Franco-Nevada Corp	9,371	1,968,685
TOTAL CANADA		4,110,184
FRANCE - 0.8%
Consumer Staples - 0.8%
Food Products - 0.8%
Danone SA	34,900	3,118,209
INDIA - 0.6%
Financials - 0.6%
Banks - 0.6%
HDFC Bank Ltd ADR	68,308	2,515,100
ITALY - 0.7%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	28,223	3,001,733
JAPAN - 0.7%
Industrials - 0.7%
Industrial Conglomerates - 0.7%
Hitachi Ltd	84,508	2,687,723
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	9,831	1,916,454
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	26,147	7,622,112
UNITED KINGDOM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Astrazeneca PLC	18,971	3,517,394
UNITED STATES - 89.8%
Communication Services - 9.4%
Entertainment - 2.7%
Netflix Inc (a)	59,560	6,407,465
Spotify Technology SA (a)	2,808	1,681,627
Walt Disney Co/The	28,100	2,935,607
		11,024,699
Interactive Media & Services - 6.7%
Alphabet Inc Class A	69,408	22,223,053
Meta Platforms Inc Class A	8,669	5,617,079
		27,840,132
TOTAL COMMUNICATION SERVICES		38,864,831

Consumer Discretionary - 11.5%
Automobiles - 0.8%
Tesla Inc (a)	8,000	3,441,360
Broadline Retail - 4.9%
Amazon.com Inc (a)	84,663	19,745,105
Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings Inc	14,613	4,165,143
Starbucks Corp	24,300	2,116,773
Viking Holdings Ltd (a)	34,700	2,317,266
		8,599,182
Household Durables - 1.5%
DR Horton Inc	13,033	2,072,377
PulteGroup Inc	15,535	1,975,897
SharkNinja Inc (a)	21,600	2,107,512
		6,155,786
Specialty Retail - 1.8%
Home Depot Inc/The	11,700	4,175,964
TJX Cos Inc/The	22,714	3,450,711
		7,626,675
Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc Class B	26,900	1,738,547
TOTAL CONSUMER DISCRETIONARY		47,306,655

Consumer Staples - 4.7%
Beverages - 2.4%
Coca-Cola Co/The	85,203	6,230,043
Keurig Dr Pepper Inc	127,100	3,546,090
		9,776,133
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores Inc	3,900	2,224,794
Household Products - 1.0%
Procter & Gamble Co/The	27,600	4,089,216
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	35,900	3,377,113
TOTAL CONSUMER STAPLES		19,467,256

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	10,468	2,182,159
Financials - 10.2%
Banks - 5.0%
Bank of America Corp	104,310	5,596,232
JPMorgan Chase & Co	30,200	9,455,016
Wells Fargo & Co	63,252	5,430,184
		20,481,432
Capital Markets - 0.8%
Bank of New York Mellon Corp/The	32,400	3,632,040
Financial Services - 2.2%
Apollo Global Management Inc	17,584	2,318,450
Mastercard Inc Class A	12,193	6,712,613
		9,031,063
Insurance - 2.2%
Arthur J Gallagher & Co	17,990	4,454,683
Chubb Ltd	15,576	4,613,300
		9,067,983
TOTAL FINANCIALS		42,212,518

Health Care - 10.4%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (a)	8,315	3,751,977
Gilead Sciences Inc	35,666	4,488,210
		8,240,187
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp (a)	55,782	5,666,336
TransMedics Group Inc (a)	29,705	4,346,138
		10,012,474
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc	3,956	1,304,570
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	7,900	1,898,291
Life Sciences Tools & Services - 2.6%
Danaher Corp	18,684	4,237,157
Thermo Fisher Scientific Inc	10,755	6,354,377
		10,591,534
Pharmaceuticals - 2.6%
Eli Lilly & Co	9,917	10,665,436
TOTAL HEALTH CARE		42,712,492

Industrials - 10.4%
Aerospace & Defense - 1.9%
Boeing Co (a)	14,469	2,734,641
Howmet Aerospace Inc	17,601	3,600,989
StandardAero Inc (a)	52,252	1,364,822
		7,700,452
Building Products - 1.4%
Builders FirstSource Inc (a)	8,683	974,493
Tecnoglass Inc	26,766	1,332,411
Trane Technologies PLC	8,477	3,572,887
		5,879,791
Construction & Engineering - 1.7%
EMCOR Group Inc	4,071	2,503,950
Quanta Services Inc	9,825	4,567,446
		7,071,396
Electrical Equipment - 2.4%
Eaton Corp PLC	9,022	3,120,620
GE Vernova Inc	7,250	4,348,333
Vertiv Holdings Co Class A	13,954	2,507,952
		9,976,905
Machinery - 2.6%
Cummins Inc	5,900	2,938,082
Parker-Hannifin Corp	6,160	5,308,072
Westinghouse Air Brake Technologies Corp	11,313	2,359,326
		10,605,480
Professional Services - 0.4%
KBR Inc	39,136	1,613,185
TOTAL INDUSTRIALS		42,847,209

Information Technology - 28.9%
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp (a)	14,100	2,316,066
Semiconductors & Semiconductor Equipment - 13.2%
Broadcom Inc	11,650	4,694,484
First Solar Inc (a)	9,500	2,592,740
Lam Research Corp	25,767	4,019,652
Marvell Technology Inc	43,969	3,930,829
Micron Technology Inc	28,684	6,783,192
NVIDIA Corp	182,940	32,380,380
		54,401,277
Software - 8.4%
Autodesk Inc (a)	11,600	3,518,744
Cadence Design Systems Inc (a)	13,529	4,218,883
Intuit Inc	4,200	2,663,136
Microsoft Corp	49,057	24,136,535
		34,537,298
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	100,250	27,954,713
TOTAL INFORMATION TECHNOLOGY		119,209,354

Materials - 1.0%
Chemicals - 0.7%
Corteva Inc	38,597	2,604,140
Construction Materials - 0.3%
James Hardie Industries PLC (a)	68,473	1,354,396
TOTAL MATERIALS		3,958,536

Real Estate - 1.9%
Health Care REITs - 0.7%
Welltower Inc	14,219	2,960,680
Real Estate Management & Development - 0.5%
Cushman & Wakefield Ltd	121,600	2,036,800
Specialized REITs - 0.7%
American Tower Corp	15,400	2,791,558
TOTAL REAL ESTATE		7,789,038

Utilities - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp	10,372	3,779,142
TOTAL UNITED STATES		370,329,190
TOTAL COMMON STOCKS (Cost $328,785,059)		404,481,131

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $14,832,963)	4.02	14,829,997	14,832,963

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $343,618,022)	419,314,094
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(6,764,595)
NET ASSETS - 100.0%	412,549,499

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,652,110	81,163,756	71,982,805	139,244	(98)	-	14,832,963	14,829,997	0.0%
Total	5,652,110	81,163,756	71,982,805	139,244	(98)	-	14,832,963

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	38,864,831	38,864,831	-	-
Consumer Discretionary	50,308,388	50,308,388	-	-
Consumer Staples	22,585,465	22,585,465	-	-
Energy	4,323,658	4,323,658	-	-
Financials	44,727,618	44,727,618	-	-
Health Care	49,794,931	46,277,537	3,517,394	-
Industrials	45,534,932	45,534,932	-	-
Information Technology	128,747,920	128,747,920	-	-
Materials	8,025,208	8,025,208	-	-
Real Estate	7,789,038	7,789,038	-	-
Utilities	3,779,142	3,779,142	-	-

Money Market Funds	14,832,963	14,832,963	-	-
Total Investments in Securities:	419,314,094	415,796,700	3,517,394	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $328,785,059)	$404,481,131
Fidelity Central Funds (cost $14,832,963)	14,832,963

Total Investment in Securities (cost $343,618,022)		$419,314,094
Foreign currency held at value (cost $10,737)		10,737
Receivable for investments sold		2,444,788
Receivable for fund shares sold		741,635
Dividends receivable		146,811
Distributions receivable from Fidelity Central Funds		31,268
Prepaid expenses		293
Receivable from investment adviser for expense reductions		1,531
Other receivables		3,454
Total assets		422,694,611
Liabilities
Payable for investments purchased	$9,883,815
Payable for fund shares redeemed	78,802
Accrued management fee	164,601
Other payables and accrued expenses	17,894
Total liabilities		10,145,112
Net Assets		$412,549,499
Net Assets consist of:
Paid in capital		$340,509,504
Total accumulated earnings (loss)		72,039,995
Net Assets		$412,549,499
Net Asset Value, offering price and redemption price per share ($412,549,499 ÷ 28,056,112 shares)		$14.70
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$1,207,363
Interest		14,724
Income from Fidelity Central Funds		139,244
Total income		1,361,331
Expenses
Management fee	$856,612
Custodian fees and expenses	4,856
Independent trustees' fees and expenses	579
Registration fees	24,672
Audit fees	23,530
Legal	3,514
Total expenses before reductions	913,763
Expense reductions	(1,609)
Total expenses after reductions		912,154
Net Investment income (loss)		449,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,253,853)
Fidelity Central Funds	(98)
Foreign currency transactions	5,710
Futures contracts	524,735
Total net realized gain (loss)		(1,723,506)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	55,169,077
Assets and liabilities in foreign currencies	(462)
Total change in net unrealized appreciation (depreciation)		55,168,615
Net gain (loss)		53,445,109
Net increase (decrease) in net assets resulting from operations		$53,894,286
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$449,177	$1,147,240
Net realized gain (loss)	(1,723,506)	6,988,738
Change in net unrealized appreciation (depreciation)	55,168,615	1,649,115
Net increase (decrease) in net assets resulting from operations	53,894,286	9,785,093
Distributions to shareholders	(4,676,716)	(2,787,267)

Share transactions
Proceeds from sales of shares	107,393,110	240,866,586
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	-	65,007,639
Reinvestment of distributions	4,044,631	2,378,564
Cost of shares redeemed	(36,921,587)	(136,878,790)

Net increase (decrease) in net assets resulting from share transactions	74,516,154	171,373,999
Total increase (decrease) in net assets	123,733,724	178,371,825

Net Assets
Beginning of period	288,815,775	110,443,950
End of period	$412,549,499	$288,815,775

Other Information
Shares
Sold	7,717,895	19,312,269
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	-	4,970,001
Issued in reinvestment of distributions	301,388	186,428
Redeemed	(2,714,982)	(10,839,068)
Net increase (decrease)	5,304,301	13,629,630

Financial Highlights
Fidelity® SAI Sustainable U.S. Equity Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$12.11	$9.61	$9.25	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.07	.09	.10 D	.01
Net realized and unrealized gain (loss)	2.20	.70	2.46	.32	(.76)
Total from investment operations	2.22	.77	2.55	.42	(.75)
Distributions from net investment income	(.01)	(.07)	(.05)	(.06)	-
Distributions from net realized gain	(.20)	(.12)	-	-	-
Total distributions	(.21)	(.19)	(.05)	(.06)	-
Net asset value, end of period	$14.70	$12.69	$12.11	$9.61	$9.25
Total Return E,F	17.63%	6.32%	26.61%	4.53%	(7.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.53% I	.56%	.73%	3.03%	7.28% I,J
Expenses net of fee waivers, if any	.53 % I	.55%	.59%	.59%	.60% I,J
Expenses net of all reductions, if any	.53% I	.55%	.59%	.59%	.60% I,J
Net investment income (loss)	.26% I	.53%	.82%	1.07% D	.73% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$412,549	$288,816	$110,444	$8,044	$928
Portfolio turnover rate K	66 % I	136% L	49%	35%	2% M

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity SAI Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$83,190,698
Gross unrealized depreciation	(9,312,404)
Net unrealized appreciation (depreciation)	$73,878,294
Tax cost	$345,435,800

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable U.S. Equity Fund	181,414,009	112,192,599
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .498% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable U.S. Equity Fund	1,295

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable U.S. Equity Fund	3,294,494	2,607,328	(119,657)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable U.S. Equity Fund	172
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $78.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,531.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Prior Fiscal Year Reorganization Information.
On November 15, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity SAI Sustainable Future Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity SAI Sustainable Future Fund	65,017,133	7,736,152	65,007,639	4,970,001	.9624541284

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity SAI Sustainable U.S. Equity Fund	206,893,573	271,901,212

Pro forma results of operations of the combined entity for the entire period ended May 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$1,438,069
Total net realized gain (loss)	14,395,334
Total change in net unrealized appreciation (depreciation)	(999,682)
Net increase (decrease) in net assets resulting from operations	$14,833,721

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since November 15, 2024.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904863.103
EFS-SANN-0126
Fidelity® SAI Sustainable Sector Fund

Semi-Annual Report
November 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Sector Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	6,607	1,843,777
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	5,979	657,989
CANADA - 1.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	14,539	1,054,024
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	10,318	561,733
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States) (a)	7,974	705,779
Imperial Oil Ltd	27,889	2,759,663
		3,465,442
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	13,471	602,423
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (a)	859	295,848
TOTAL CANADA		5,979,470
CHINA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Prosus NV Class N	18,965	1,195,629
FRANCE - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Orange SA	76,182	1,254,365
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	7,874	673,059
TOTAL FRANCE		1,927,424
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	5,412	558,248
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Eurobank Ergasias Services and Holdings SA ADR	357,376	693,309
Piraeus Financial Holdings SA	144,817	1,188,032

TOTAL GREECE		1,881,341
INDIA - 0.2%
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	24,952	918,733
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	98,903	1,015,645
ISRAEL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Etoro Group Ltd Class A	8,014	336,348
JAPAN - 0.1%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Eisai Co Ltd	5,105	160,111
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	2,324	648,097
TOTAL JAPAN		808,208
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc GDR (Germany) (b)	11,163	4,093,144
NETHERLANDS - 0.7%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (a)	2,547	2,322,813
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	1,018	560,378
NXP Semiconductors NV	5,787	1,128,118
		1,688,496
TOTAL NETHERLANDS		4,011,309
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	15,963	321,646
SPAIN - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	21,106	633,860
Financials - 0.2%
Banks - 0.2%
Banco Santander SA	120,797	1,295,777
TOTAL SPAIN		1,929,637
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	23,183	6,758,076
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	1,205	553,589
UNITED KINGDOM - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Zegona Communications plc (a)	49,306	952,889
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	3,273	75,230
TOTAL UNITED KINGDOM		1,028,119
UNITED STATES - 90.4%
Communication Services - 8.5%
Entertainment - 2.1%
Liberty Media Corp-Liberty Formula One Class C (a)	13,974	1,341,225
Live Nation Entertainment Inc (a)	9,734	1,279,534
Netflix Inc (a)	56,290	6,055,678
Spotify Technology SA (a)	3,110	1,862,486
Warner Bros Discovery Inc (a)	72,789	1,746,936
		12,285,859
Interactive Media & Services - 6.0%
Alphabet Inc Class A	107,879	34,540,698
Media - 0.1%
Fox Corp Class A	9,681	634,105
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	6,967	1,456,173
TOTAL COMMUNICATION SERVICES		48,916,835

Consumer Discretionary - 10.1%
Automobiles - 1.8%
General Motors Co	2,367	174,022
Tesla Inc (a)	24,036	10,339,566
		10,513,588
Broadline Retail - 4.2%
Amazon.com Inc (a)	103,469	24,131,041
Etsy Inc (a)	4,396	238,351
		24,369,392
Distributors - 0.1%
LKQ Corp	11,521	342,058
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (a)	10,205	1,193,883
Booking Holdings Inc	257	1,263,075
Chipotle Mexican Grill Inc (a)	26,255	906,323
Marriott International Inc/MD Class A1	7,367	2,245,388
Starbucks Corp	11,605	1,010,912
Wyndham Hotels & Resorts Inc	7,572	554,270
Yum! Brands Inc	8,115	1,243,299
		8,417,150
Household Durables - 0.3%
PulteGroup Inc	8,962	1,139,877
Somnigroup International Inc	5,602	512,695
		1,652,572
Specialty Retail - 1.9%
Dick's Sporting Goods Inc	2,939	607,109
Home Depot Inc/The	5,518	1,969,485
Lithia Motors Inc Class A	1,228	391,536
Lowe's Cos Inc	17,563	4,258,676
RealReal Inc/The (a)	7,434	107,644
Ross Stores Inc	13,675	2,411,723
TJX Cos Inc/The	7,657	1,163,251
		10,909,424
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	17,479	1,129,668
PVH Corp	8,143	690,200
		1,819,868
TOTAL CONSUMER DISCRETIONARY		58,024,052

Consumer Staples - 4.2%
Beverages - 1.2%
Coca-Cola Co/The	71,111	5,199,637
Keurig Dr Pepper Inc	33,226	927,005
PepsiCo Inc	5,343	794,718
		6,921,360
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings Inc (a)	1,808	161,327
Costco Wholesale Corp	4,705	4,298,441
Dollar Tree Inc (a)	5,965	660,982
Performance Food Group Co (a)	6,296	611,153
Walmart Inc	57,870	6,395,214
		12,127,117
Food Products - 0.1%
Simply Good Foods Co/The (a)	19,643	386,574
Household Products - 0.8%
Procter & Gamble Co/The	30,469	4,514,287
TOTAL CONSUMER STAPLES		23,949,338

Energy - 2.4%
Energy Equipment & Services - 0.0%
SLB Ltd	2,195	79,546
Oil, Gas & Consumable Fuels - 2.4%
ConocoPhillips	18,031	1,599,169
Exxon Mobil Corp	65,462	7,588,355
Marathon Petroleum Corp	2,911	563,948
Murphy Oil Corp	12,895	413,543
Shell PLC ADR	28,897	2,131,732
Valero Energy Corp	7,738	1,367,769
		13,664,516
TOTAL ENERGY		13,744,062

Financials - 11.2%
Banks - 4.2%
Bancorp Inc/The (a)	1,284	82,266
Bank of America Corp	118,213	6,342,127
Citigroup Inc	29,218	3,026,985
Comerica Inc	9,612	772,613
First Horizon Corp	36,254	809,914
JPMorgan Chase & Co	9,498	2,973,634
KeyCorp	32,621	599,574
M&T Bank Corp	4,408	838,490
Synovus Financial Corp	7,654	368,923
UMB Financial Corp	2,914	323,687
US Bancorp	62,267	3,054,196
Wells Fargo & Co	56,949	4,889,072
		24,081,481
Capital Markets - 2.9%
Bank of New York Mellon Corp/The	18,105	2,029,571
Blackrock Inc	2,777	2,908,352
Cboe Global Markets Inc	5,854	1,511,327
DigitalBridge Group Inc Class A	23,386	227,077
Goldman Sachs Group Inc/The	2,567	2,120,445
Intercontinental Exchange Inc	12,672	1,993,306
KKR & Co Inc Class A	15,589	1,906,691
MarketAxess Holdings Inc	6,495	1,064,466
Northern Trust Corp	7,838	1,029,443
State Street Corp	9,553	1,136,998
Tradeweb Markets Inc Class A	5,556	604,825
		16,532,501
Consumer Finance - 0.1%
SLM Corp	12,108	354,764
Financial Services - 2.0%
Apollo Global Management Inc	15,447	2,036,687
Block Inc Class A (a)	12,501	835,067
Mastercard Inc Class A	14,239	7,838,997
Voya Financial Inc	10,937	768,871
		11,479,622
Insurance - 2.0%
Arthur J Gallagher & Co	5,421	1,342,348
Brighthouse Financial Inc (a)	5,916	387,794
Chubb Ltd	10,607	3,141,582
Hartford Insurance Group Inc/The	12,481	1,710,271
Marsh & McLennan Cos Inc	8,658	1,588,310
Travelers Companies Inc/The	6,115	1,790,839
Unum Group	6,554	497,907
Willis Towers Watson PLC	3,488	1,119,648
		11,578,699
TOTAL FINANCIALS		64,027,067

Health Care - 8.9%
Biotechnology - 2.2%
AbbVie Inc	13,028	2,966,476
Alnylam Pharmaceuticals Inc (a)	3,364	1,517,938
Biogen Inc (a)	2,246	408,974
Caris Life Sciences Inc (a)	5,408	138,066
Cogent Biosciences Inc (a)	31,586	1,270,389
Cytokinetics Inc (a)	11,334	772,185
Gilead Sciences Inc	15,062	1,895,402
Janux Therapeutics Inc (a)	11,843	403,728
Moderna Inc (a)	18,657	484,709
Ultragenyx Pharmaceutical Inc (a)	13,358	464,191
Vaxcyte Inc (a)	16,763	831,612
Veracyte Inc (a)	15,506	734,054
Zenas Biopharma Inc (a)	12,582	488,559
		12,376,283
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp (a)	45,247	4,596,190
Edwards Lifesciences Corp (a)	19,377	1,679,405
Insulet Corp (a)	5,106	1,670,632
Intuitive Surgical Inc (a)	2,047	1,173,914
Kestra Medical Technologies Ltd	15,317	413,252
Masimo Corp (a)	11,474	1,634,242
Penumbra Inc (a)	8,727	2,558,495
Stryker Corp	4,851	1,800,594
		15,526,724
Health Care Providers & Services - 1.2%
BrightSpring Health Services Inc (a)	30,759	1,112,245
Cencora Inc	4,116	1,518,516
Cigna Group/The	1,787	495,499
CVS Health Corp	20,260	1,628,094
Molina Healthcare Inc (a)	1,241	183,991
Privia Health Group Inc (a)	21,631	527,147
UnitedHealth Group Inc	4,840	1,596,087
		7,061,579
Health Care Technology - 0.2%
Phreesia Inc (a)	11,042	226,251
Veeva Systems Inc Class A (a)	4,015	964,764
Waystar Holding Corp (a)	12,453	459,640
		1,650,655
Life Sciences Tools & Services - 1.3%
10X Genomics Inc Class A (a)	23,902	449,596
Danaher Corp	16,125	3,656,828
IQVIA Holdings Inc (a)	3,885	893,589
Repligen Corp (a)	4,252	727,177
Thermo Fisher Scientific Inc	2,870	1,695,682
		7,422,872
Pharmaceuticals - 1.3%
Crinetics Pharmaceuticals Inc (a)	9,467	431,317
Eli Lilly & Co	4,602	4,949,313
Merck & Co Inc	6,191	649,003
Royalty Pharma PLC Class A	24,555	982,691
WaVe Life Sciences Ltd (a)	32,021	248,482
		7,260,806
TOTAL HEALTH CARE		51,298,919

Industrials - 7.6%
Aerospace & Defense - 2.2%
GE Aerospace	17,446	5,206,759
Howmet Aerospace Inc	13,761	2,815,363
Lockheed Martin Corp	3,617	1,656,080
Northrop Grumman Corp	2,479	1,418,608
RTX Corp	7,170	1,254,104
		12,350,914
Building Products - 0.6%
Trane Technologies PLC	8,485	3,576,258
Commercial Services & Supplies - 0.5%
Cintas Corp	7,617	1,416,914
Republic Services Inc	6,330	1,373,990
		2,790,904
Construction & Engineering - 0.3%
Argan Inc	335	132,392
Quanta Services Inc	3,494	1,624,291
		1,756,683
Electrical Equipment - 0.9%
Eaton Corp PLC	5,073	1,754,700
GE Vernova Inc	5,168	3,099,611
Nextpower Inc Class A (a)	2,008	183,973
		5,038,284
Ground Transportation - 0.7%
CSX Corp	20,483	724,279
Old Dominion Freight Line Inc	5,363	725,560
Uber Technologies Inc (a)	24,626	2,155,760
Union Pacific Corp	2,205	511,185
		4,116,784
Machinery - 2.0%
Caterpillar Inc	4,710	2,711,830
Cummins Inc	4,170	2,076,577
Dover Corp	4,876	903,425
Ingersoll Rand Inc	10,772	865,421
Parker-Hannifin Corp	4,391	3,783,725
Westinghouse Air Brake Technologies Corp	5,690	1,186,650
		11,527,628
Professional Services - 0.2%
Verisk Analytics Inc	3,875	872,146
Trading Companies & Distributors - 0.2%
Fastenal Co	19,218	776,408
United Rentals Inc	702	572,256
		1,348,664
TOTAL INDUSTRIALS		43,378,265

Information Technology - 32.1%
Communications Equipment - 1.8%
Arista Networks Inc (a)	31,107	4,065,063
Cisco Systems Inc	49,273	3,791,065
Lumentum Holdings Inc (a)	3,889	1,264,547
Motorola Solutions Inc	2,546	941,205
		10,061,880
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	19,853	2,797,288
Coherent Corp (a)	8,664	1,423,149
Corning Inc	16,031	1,349,810
		5,570,247
IT Services - 0.2%
Accenture PLC Class A	4,730	1,182,500
Semiconductors & Semiconductor Equipment - 12.8%
Advanced Micro Devices Inc (a)	3,613	785,935
Broadcom Inc	41,511	16,727,273
First Solar Inc (a)	5,418	1,478,681
Lam Research Corp	7,453	1,162,668
Marvell Technology Inc	26,222	2,344,247
Micron Technology Inc	28,152	6,657,385
NVIDIA Corp	252,011	44,605,947
		73,762,136
Software - 9.0%
BitMine Immersion Technologies Inc (a)	5,690	188,452
Cadence Design Systems Inc (a)	7,219	2,251,173
Datadog Inc Class A (a)	19,194	3,071,232
Figma Inc Class A	8,845	318,155
Microsoft Corp	80,901	39,804,101
Oracle Corp	6,316	1,275,516
Palantir Technologies Inc Class A (a)	10,905	1,836,947
Servicenow Inc (a)	1,341	1,089,442
Synopsys Inc (a)	4,880	2,039,889
		51,874,907
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	149,423	41,666,604
TOTAL INFORMATION TECHNOLOGY		184,118,274

Materials - 1.5%
Chemicals - 1.0%
Air Products and Chemicals Inc	2,164	564,912
Balchem Corp	1,619	252,904
Chemours Co/The	6,704	85,743
Corteva Inc	9,466	638,671
Dow Inc	4,000	95,400
Ecolab Inc	3,824	1,052,212
Linde PLC	4,361	1,789,406
LyondellBasell Industries NV Class A1	3,546	173,719
Mosaic Co/The	19,395	474,984
Sherwin-Williams Co/The	1,374	472,230
Solstice Advanced Materials Inc	8,862	422,540
		6,022,721
Construction Materials - 0.1%
Martin Marietta Materials Inc	1,089	678,708
Containers & Packaging - 0.1%
International Paper Co	9,564	377,587
Metals & Mining - 0.3%
Alcoa Corp	7,104	296,521
Newmont Corp	8,369	759,319
Nucor Corp	3,599	574,005
		1,629,845
TOTAL MATERIALS		8,708,861

Real Estate - 1.9%
Health Care REITs - 0.5%
Ventas Inc	8,699	701,400
Welltower Inc	10,729	2,233,993
		2,935,393
Industrial REITs - 0.2%
Prologis Inc	6,642	853,697
Terreno Realty Corp	5,794	363,805
		1,217,502
Office REITs - 0.1%
COPT Defense Properties	6,057	186,132
Kilroy Realty Corp	4,041	173,317
		359,449
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	6,593	1,066,945
CoStar Group Inc (a)	8,487	583,906
		1,650,851
Retail REITs - 0.2%
Macerich Co/The	19,500	338,520
NNN REIT Inc	3,390	140,176
Tanger Inc	11,896	399,468
		878,164
Specialized REITs - 0.6%
American Tower Corp	6,472	1,173,179
CubeSmart	6,103	227,214
Digital Realty Trust Inc	3,671	587,801
Equinix Inc	1,150	866,307
Iron Mountain Inc	5,190	448,157
Public Storage Operating Co	1,528	419,497
		3,722,155
TOTAL REAL ESTATE		10,763,514

Utilities - 2.0%
Electric Utilities - 1.4%
Constellation Energy Corp	3,929	1,431,570
Duke Energy Corp	7,935	983,464
Entergy Corp	5,827	568,249
Evergy Inc	3,160	245,374
Exelon Corp	12,164	573,168
NextEra Energy Inc	22,454	1,937,556
NRG Energy Inc	4,798	813,213
PG&E Corp	24,745	398,889
Southern Co/The	4,565	415,963
Xcel Energy Inc	7,485	614,593
		7,982,039
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	6,403	90,026
Vistra Corp	5,606	1,002,689
		1,092,715
Multi-Utilities - 0.4%
Ameren Corp	5,031	535,047
CenterPoint Energy Inc	12,756	509,985
NiSource Inc	12,296	542,622
Sempra	9,712	919,921
		2,507,575
TOTAL UTILITIES		11,582,329

TOTAL UNITED STATES		518,511,516
TOTAL COMMON STOCKS (Cost $443,288,512)		554,329,848

Domestic Equity Funds - 2.4%
	Shares	Value ($)
iShares ESG MSCI USA Leaders ETF (Cost $13,514,362)	113,109	13,621,061

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $6,543,584)	4.02	6,542,275	6,543,584

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $463,346,458)	574,494,493
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(413,809)
NET ASSETS - 100.0%	574,080,684

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,727,004 or 0.8% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $633,860 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,321,033	33,251,944	31,029,307	99,655	(86)	-	6,543,584	6,542,275	0.0%
Total	4,321,033	33,251,944	31,029,307	99,655	(86)	-	6,543,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	51,757,949	51,124,089	633,860	-
Consumer Discretionary	60,273,705	59,078,076	1,195,629	-
Consumer Staples	24,586,301	24,511,071	75,230	-
Energy	17,531,150	17,531,150	-	-
Financials	70,147,970	68,179,134	1,968,836	-
Health Care	56,786,291	56,626,180	160,111	-
Industrials	43,378,265	43,378,265	-	-
Information Technology	198,155,524	197,507,427	648,097	-
Materials	9,366,850	9,366,850	-	-
Real Estate	10,763,514	10,763,514	-	-
Utilities	11,582,329	11,582,329	-	-

Domestic Equity Funds	13,621,061	13,621,061	-	-

Money Market Funds	6,543,584	6,543,584	-	-
Total Investments in Securities:	574,494,493	569,812,730	4,681,763	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $456,802,874)	$567,950,909
Fidelity Central Funds (cost $6,543,584)	6,543,584

Total Investment in Securities (cost $463,346,458)		$574,494,493
Foreign currency held at value (cost $82)		82
Receivable for fund shares sold		1,096,594
Dividends receivable		370,427
Distributions receivable from Fidelity Central Funds		20,503
Prepaid expenses		403
Other receivables		2,622
Total assets		575,985,124
Liabilities
Payable for investments purchased	$1,595,113
Payable for fund shares redeemed	85,294
Accrued management fee	183,377
Other payables and accrued expenses	40,656
Total liabilities		1,904,440
Net Assets		$574,080,684
Net Assets consist of:
Paid in capital		$466,986,702
Total accumulated earnings (loss)		107,093,982
Net Assets		$574,080,684
Net Asset Value, offering price and redemption price per share ($574,080,684 ÷ 35,486,714 shares)		$16.18
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$2,376,007
Income from Fidelity Central Funds		99,655
Total income		2,475,662
Expenses
Management fee	$951,461
Custodian fees and expenses	4,918
Independent trustees' fees and expenses	802
Registration fees	32,290
Audit fees	20,978
Legal	6,504
Miscellaneous	614
Total expenses before reductions	1,017,567
Expense reductions	(127)
Total expenses after reductions		1,017,440
Net Investment income (loss)		1,458,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	758,490
Fidelity Central Funds	(86)
Foreign currency transactions	(4,756)
Total net realized gain (loss)		753,648
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	75,419,041
Assets and liabilities in foreign currencies	(305)
Total change in net unrealized appreciation (depreciation)		75,418,736
Net gain (loss)		76,172,384
Net increase (decrease) in net assets resulting from operations		$77,630,606
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,458,222	$1,948,473
Net realized gain (loss)	753,648	(5,067,709)
Change in net unrealized appreciation (depreciation)	75,418,736	20,795,085
Net increase (decrease) in net assets resulting from operations	77,630,606	17,675,849
Distributions to shareholders	(1,052,382)	(2,637,895)

Share transactions
Proceeds from sales of shares	146,126,356	349,758,638
Reinvestment of distributions	971,268	2,342,735
Cost of shares redeemed	(47,006,102)	(101,114,109)

Net increase (decrease) in net assets resulting from share transactions	100,091,522	250,987,264
Total increase (decrease) in net assets	176,669,746	266,025,218

Net Assets
Beginning of period	397,410,938	131,385,720
End of period	$574,080,684	$397,410,938

Other Information
Shares
Sold	9,661,226	26,120,088
Issued in reinvestment of distributions	67,077	170,261
Redeemed	(3,172,267)	(7,707,545)
Net increase (decrease)	6,556,036	18,582,804

Financial Highlights
Fidelity® SAI Sustainable Sector Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$13.74	$12.70	$9.79	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.10	.09	.09	.01
Net realized and unrealized gain (loss)	2.43	1.10	2.88	.39	(.66)
Total from investment operations	2.48	1.20	2.97	.48	(.65)
Distributions from net investment income	(.04)	(.07)	(.06)	(.04)	-
Distributions from net realized gain	-	(.09)	-	-	-
Total distributions	(.04)	(.16)	(.06)	(.04)	-
Net asset value, end of period	$16.18	$13.74	$12.70	$9.79	$9.35
Total Return D,E	18.05%	9.47%	30.43%	5.16%	(6.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43% H	.44%	.58%	1.93%	3.86% H,I
Expenses net of fee waivers, if any	.43 % H	.44%	.49%	.49%	.50% H,I
Expenses net of all reductions, if any	.43% H	.44%	.49%	.49%	.50% H,I
Net investment income (loss)	.61% H	.71%	.75%	.98%	.81% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$574,081	$397,411	$131,386	$12,655	$1,875
Portfolio turnover rate J	57 % H	94%	162%	112%	3% K

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity SAI Sustainable Sector Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$122,113,024
Gross unrealized depreciation	(12,523,449)
Net unrealized appreciation (depreciation)	$109,589,575
Tax cost	$464,904,918

At the prior fiscal period end, the Fund elected to defer to its next fiscal year approximately $4,164,417 of capital losses recognized during the period November 1, 2024 to May 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Sector Fund	234,414,544	135,407,184
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .398% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Sector Fund	1,017

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Sector Fund	6,002,626	5,712,159	574,963
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Sector Fund	238
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $127.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905646.103
SES-SANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026